UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10385

PACIFIC LIFE FUNDS

(Exact name of registrant as specified in charter)

700 NEWPORT CENTER DRIVE, P.O. BOX 7500

NEWPORT BEACH, CA 92660

(Address of principal executive offices) (Zip code)

ROBIN S. YONIS

VICE PRESIDENT AND INVESTMENT COUNSEL OF PACIFIC LIFE INSURANCE COMPANY

700 NEWPORT CENTER DRIVE, P.O. BOX 9000

NEWPORT BEACH, CA 92660

(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington D.C. 20006-2401

Registrant’s telephone number, including area code:  949-219-6767

Date of fiscal year end: MARCH 31

Date of reporting period: DECEMBER 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 Schedule of Investments—Schedule I.

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL A
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.99%

PF AllianceBernstein International Value Fund ‘A’	61,834	$861,960
PL Large-Cap Value Fund ‘A’	42,832	555,100
PF Goldman Sachs Short Duration Bond Fund ‘A’	740,643	7,243,486
PF Janus Growth LT Fund ‘A’ *	42,292	539,218
PF Lazard Mid-Cap Value Fund ‘A’ *	49,220	549,294
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	58,330	538,383
PF MFS International Large-Cap Fund ‘A’	34,153	548,490
PF Oppenheimer Main Street Core Fund ‘A’	144,721	1,654,165
PF PIMCO Managed Bond Fund ‘A’	665,000	6,716,502
PF PIMCO Inflation Managed Fund ‘A’	405,197	4,027,659
PF Pacific Life Money Market Fund ‘A’	2,080,408	2,080,408
PF Van Kampen Comstock Fund ‘A’	58,443	818,207

Total Mutual Funds (Cost $25,492,841)		26,132,872

TOTAL INVESTMENTS - 99.99% (Cost $25,492,841)		26,132,872

OTHER ASSETS & LIABILITIES, NET - 0.01%		2,312

NET ASSETS - 100.00%		$26,135,184

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds		68.82%
Affiliated Equity Funds		23.21%
Affiliated Money Market Fund		7.96%

		99.99%
Other Assets & Liabilities, Net		0.01%

		100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL B
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.72%

PF AllianceBernstein International Value Fund ‘A’	338,661	$4,720,928
PL Large-Cap Value Fund ‘A’	235,486	3,051,905
PF Goldman Sachs Short Duration Bond Fund ‘A’	1,280,107	12,519,444
PF Janus Growth LT Fund ‘A’ *	177,298	2,260,544
PF Lazard Mid-Cap Value Fund ‘A’ *	343,211	3,830,236
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	160,890	1,485,012
PF MFS International Large-Cap Fund ‘A’	289,090	4,642,784
PF NB Fasciano Small Equity Fund ‘A’ *	138,065	1,506,284
PF Oppenheimer Main Street Core Fund ‘A’	464,284	5,306,763
PF PIMCO Managed Bond Fund ‘A’	1,456,614	14,711,799
PF PIMCO Inflation Managed Fund ‘A’	1,018,049	10,119,406
PF Pacific Life Money Market Fund ‘A’	2,958,006	2,958,006
PF Van Kampen Comstock Fund ‘A’	380,610	5,328,537
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	216,098	2,301,447

Total Mutual Funds (Cost $71,021,873)		74,743,095

TOTAL INVESTMENTS - 99.72% (Cost $71,021,873)		74,743,095

OTHER ASSETS & LIABILITIES, NET - 0.28%		206,592

NET ASSETS - 100.00%		$74,949,687

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds		49.83%
Affiliated Equity Funds		45.94%
Affiliated Money Market Fund		3.95%

		99.72%
Other Assets & Liabilities, Net		0.28%

		100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL C
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.85%

PF AllianceBernstein International Value Fund ‘A’	1,290,157	$17,984,791
PL Large-Cap Value Fund ‘A’	1,137,201	14,738,125
PF Goldman Sachs Short Duration Bond Fund ‘A’	2,959,832	28,947,160
PF Janus Growth LT Fund ‘A’ *	1,138,439	14,515,095
PF Lazard Mid-Cap Value Fund ‘A’ *	1,837,072	20,501,727
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	935,704	8,636,549
PF MFS International Large-Cap Fund ‘A’	1,110,809	17,839,598
PF NB Fasciano Small Equity Fund ‘A’ *	791,324	8,633,344
PF Oppenheimer Main Street Core Fund ‘A’	2,048,898	23,418,903
PF Oppenheimer Emerging Markets Fund ‘A’	960,440	12,303,234
PF PIMCO Managed Bond Fund ‘A’	3,990,231	40,301,333
PF PIMCO Inflation Managed Fund ‘A’	3,416,585	33,960,856
PF Van Kampen Comstock Fund ‘A’	1,696,601	23,752,419
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	1,633,817	17,400,153
PF Van Kampen Real Estate Fund ‘A’	603,367	8,658,320

Total Mutual Funds (Cost $270,058,538)		291,591,607

TOTAL INVESTMENTS - 99.85% (Cost $270,058,538)		291,591,607

OTHER ASSETS & LIABILITIES, NET - 0.15%		445,899

NET ASSETS - 100.00%		$292,037,506

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		64.51%
Affiliated Fixed Income Funds		35.34%

		99.85%
Other Assets & Liabilities, Net		0.15%

		100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL D
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.46%

PF AllianceBernstein International Value Fund ‘A’	2,064,717	$28,782,161
PL Large-Cap Value Fund ‘A’	1,466,423	19,004,838
PF Goldman Sachs Short Duration Bond Fund ‘A’	951,734	9,307,955
PF Janus Growth LT Fund ‘A’ *	1,698,892	21,660,869
PF Lazard Mid-Cap Value Fund ‘A’ *	2,228,910	24,874,637
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	1,003,914	9,266,124
PF MFS International Large-Cap Fund ‘A’	1,770,801	28,439,061
PF NB Fasciano Small Equity Fund ‘A’ *	1,415,691	15,445,191
PF Oppenheimer Main Street Core Fund ‘A’	2,743,771	31,361,299
PF Oppenheimer Emerging Markets Fund ‘A’	1,257,970	16,114,593
PF PIMCO Managed Bond Fund ‘A’	2,437,897	24,622,763
PF PIMCO Inflation Managed Fund ‘A’	2,122,920	21,101,824
PF Van Kampen Comstock Fund ‘A’	2,050,045	28,700,636
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	2,026,499	21,582,216
PF Van Kampen Real Estate Fund ‘A’	847,776	12,165,583

Total Mutual Funds (Cost $284,393,336)		312,429,750

TOTAL INVESTMENTS - 99.46% (Cost $284,393,336)		312,429,750

OTHER ASSETS & LIABILITIES, NET - 0.54%		1,682,642

NET ASSETS - 100.00%		$314,112,392

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		81.94%
Affiliated Fixed Income Funds		17.52%

		99.46%
Other Assets & Liabilities, Net		0.54%

		100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL E
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.81%

PF AllianceBernstein International Value Fund ‘A’	1,047,083	$14,596,338
PL Large-Cap Value Fund ‘A’	713,572	9,247,891
PF Janus Growth LT Fund ‘A’ *	999,222	12,740,083
PF Lazard Mid-Cap Value Fund ‘A’ *	1,138,938	12,710,543
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	418,192	3,859,908
PF MFS International Large-Cap Fund ‘A’	887,645	14,255,582
PF NB Fasciano Small Equity Fund ‘A’ *	832,416	9,081,661
PF Oppenheimer Main Street Core Fund ‘A’	1,261,439	14,418,244
PF Oppenheimer Emerging Markets Fund ‘A’	606,220	7,765,677
PF Van Kampen Comstock Fund ‘A’	951,060	13,314,841
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	1,070,793	11,403,949
PF Van Kampen Real Estate Fund ‘A’	433,840	6,225,603

Total Mutual Funds (Cost $115,355,974)		129,620,320

TOTAL INVESTMENTS - 99.81% (Cost $115,355,974)		129,620,320

OTHER ASSETS & LIABILITIES, NET - 0.19%		245,897

NET ASSETS - 100.00%		$129,866,217

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds		99.81%

		99.81%
Other Assets & Liabilities, Net		0.19%

		100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
(Formerly PF Lazard International Fund)
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.82%

Australia - 3.66%

Macquarie Airports +	193,994	$550,242
National Australia Bank Ltd +	25,000	795,918
QBE Insurance Group Ltd +	29,300	664,782
Zinifex Ltd +	41,600	613,152

		2,624,094

Austria - 1.46%

OMV AG +	7,246	410,871
voestalpine AG +	11,300	637,029

		1,047,900

Belgium - 1.53%

Fortis +	21,300	906,645
KBC Groep NV +	1,527	186,933

		1,093,578

Bermuda - 0.37%

Orient Overseas International Ltd +	42,000	266,674

Canada - 4.31%

Bombardier Inc ‘B’ *	62,200	210,685
Celestica Inc *	12,900	100,443
EnCana Corp (TSE)	11,300	519,966
Gerdau Ameristeel Corp	45,200	403,492
Husky Energy Inc	4,000	267,684
ING Canada Inc	6,100	274,203
IPSCO Inc	4,316	405,563
Nexen Inc	7,907	435,304
Teck Cominco Ltd ‘B’	6,300	474,870

		3,092,210

Denmark - 0.92%

Carlsberg AS ‘B’ +	6,650	658,517

Finland - 1.19%
Nokia OYJ +	22,600	458,939
Sampo OYJ ‘A’ +	14,600	389,941

		848,880

France - 12.57%

Air France-KLM +	8,400	352,631
BNP Paribas +	13,108	1,425,997
Compagnie Generale des Etablissements Michelin ‘B’ +	5,725	546,869
Credit Agricole SA +	18,875	791,201
France Telecom SA +	19,100	526,971
Renault SA +	13,194	1,579,847
Sanofi-Aventis +	13,601	1,254,021
Societe Generale +	6,239	1,055,452
Total SA +	20,556	1,479,156

		9,012,145

Germany - 11.43%

Allianz AG +	3,410	693,105
BASF AG +	11,100	1,078,988
Continental AG +	6,349	735,514
DaimlerChrysler AG +	5,000	307,172
Deutsche Lufthansa AG +	33,900	928,848
Deutsche Telekom AG +	13,100	238,093
E.ON AG +	8,432	1,138,694
Epcos AG * +	11,573	230,387
Muenchener Rueckversicherungs AG +	9,061	1,554,311
RWE AG +	9,113	999,419
TUI AG +	14,280	284,813

		8,189,344

Greece - 0.45%

Public Power Corp SA +	12,800	323,632

Hong Kong - 0.87%

Sino Land Co Ltd +	269,300	626,318

Italy - 3.79%

Banco Popolare di Verona e Novara SCRL +	7,600	217,728
Buzzi Unicem SPA +	12,000	340,425
ENI SPA +	41,589	1,398,852
Fondiaria-Sai SPA +	8,700	415,038
Fondiaria-Sai SPA RNC +	4,600	162,798
Italcementi SPA +	6,500	182,941

		2,717,782

Japan - 22.89%

Alps Electric Co Ltd +	27,500	298,064
Canon Inc	7,800	439,141
Cosmo Oil Co Ltd +	26,000	105,574
Dainippon Ink & Chemicals Inc +	124,000	483,330
East Japan Railway Co +	41	273,300
EDION Corp +	20,400	302,366
Honda Motor Co Ltd +	16,400	647,295
Isuzu Motors Ltd +	125,000	584,072
Itochu Corp +	19,000	155,744
Japan Tobacco Inc +	232	1,121,361
JFE Holdings Inc +	27,900	1,434,552
Leopalace21 Corp +	16,100	514,292
Mitsubishi Corp +	13,400	251,769
Mitsubishi UFJ Financial Group Inc +	19	235,710
Mitsui Chemicals Inc +	42,000	322,903
Mitsui OSK Lines Ltd +	94,000	928,407
Nippon Mining Holdings Inc +	51,000	366,519
Nippon Telegraph & Telephone Corp +	135	665,751
Nissan Motor Co Ltd +	50,500	609,369
Oki Electric Industry Co Ltd +	64,000	142,026
ORIX Corp +	4,680	1,357,163
Rengo Co Ltd +	19,000	121,305
Seiko Epson Corp +	5,800	140,708
Sharp Corp +	38,000	653,375
Sumitomo Heavy Industries Ltd +	15,000	157,196
Sumitomo Mitsui Financial Group Inc +	121	1,238,862
The Tokyo Electric Power Co Inc +	25,000	807,658
Tokyo Gas Co Ltd +	67,000	355,735
Toshiba Corp +	46,000	298,917
Toyota Motor Corp +	20,800	1,392,082

		16,404,546

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
(Formerly PF Lazard International Fund)
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Netherlands - 7.11%

ABN AMRO Holding NV +	26,537	$850,739
Buhrmann NV +	19,500	289,294
European Aeronautic Defence & Space Co NV +	23,531	807,387
ING Groep NV CVA +	41,021	1,812,644
Mittal Steel Co NV +	20,800	876,746
Wolters Kluwer NV +	16,048	460,382

		5,097,192

Singapore - 0.20%

Neptune Orient Lines Ltd +	107,000	145,225

Spain - 1.28%

Repsol YPF SA +	26,529	914,060

Sweden - 1.48%

Nordea Bank AB +	32,900	505,808
Svenska Cellulosa AB ‘B’ +	10,600	552,348

		1,058,156

Switzerland - 1.86%

Credit Suisse Group +	16,879	1,176,770
Novartis AG +	2,727	156,656

		1,333,426

United Kingdom - 19.45%

AstraZeneca PLC +	14,022	751,460
Aviva PLC +	64,437	1,033,717
BAE Systems PLC +	93,326	775,873
Barclays PLC +	76,883	1,097,734
BP PLC +	47,998	535,230
Friends Provident PLC +	174,944	741,814
GlaxoSmithKline PLC +	19,600	515,888
Greene King PLC +	23,320	518,288
HBOS PLC +	48,671	1,075,942
J. Sainsbury PLC +	110,071	880,352
Rio Tinto PLC +	2,967	157,240
Royal Dutch Shell PLC ‘A’ +	33,035	1,163,904
Taylor Woodrow PLC +	68,000	565,354
The Royal Bank of Scotland Group PLC +	34,433	1,340,070
Vodafone Group PLC +	519,171	1,433,778
Wolverhampton & Dudley Breweries PLC +	13,424	474,497
Xstrata PLC +	17,690	880,247

		13,941,388

Total Common Stocks (Cost $59,605,765)		69,395,067

TOTAL INVESTMENTS - 96.82% (Cost $59,605,765)		69,395,067

OTHER ASSETS & LIABILITIES, NET - 3.18%		2,280,695

NET ASSETS - 100.00%		$71,675,762

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	33.05%
Autos & Transportation	12.97%
Materials & Processing	11.00%
Utilities	9.05%
Integrated Oils	8.14%
Health Care	3.74%
Multi-Industry	3.72%
Consumer Staples	3.53%
Consumer Discretionary	3.41%
Producer Durables	3.22%
Technology	2.53%
Energy	2.46%

96.82%
Other Assets & Liabilities, Net	3.18%

100.00%

(b) As of December 31, 2006, the Fund was diversified by geographical region as a percentage of net assets as follows:

Japan	22.89%
United Kingdom	19.45%
France	12.57%
Germany	11.43%
Netherlands	7.11%
Canada	4.31%
Italy	3.79%
Australia	3.66%
Switzerland	1.86%
Belgium	1.53%
Sweden	1.48%
Austria	1.46%
Spain	1.28%
Finland	1.19%
Denmark	0.92%
Hong Kong	0.87%
Greece	0.45%
Bermuda	0.37%
Singapore	0.20%

96.82%
Other Assets & Liabilities, Net	3.18%

100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PL LARGE-CAP VALUE FUND
(formerly PF Salomon Brothers Large-Cap Value Fund)
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.96%

Consumer Discretionary - 17.04%

EchoStar Communications Corp ‘A’ *	16,600	$631,298
Kimberly-Clark Corp	13,600	924,120
Liberty Media Corp - Capital ‘A’ *	3,550	347,829
Liberty Media Corp - Interactive ‘A’ *	16,200	349,434
McDonald’s Corp	27,400	1,214,642
Newell Rubbermaid Inc	23,100	668,745
News Corp ‘B’	66,200	1,473,612
Target Corp	10,400	593,320
The Home Depot Inc	19,700	791,152
Time Warner Inc	49,200	1,071,576
Wal-Mart Stores Inc	22,900	1,057,522

		9,123,250

Consumer Staples - 4.90%

Altria Group Inc	22,200	1,905,204
The Kroger Co	31,100	717,477

		2,622,681

Financial Services - 29.57%

Aflac Inc	13,200	607,200
American Express Co	20,800	1,261,936
American International Group Inc	14,400	1,031,904
Bank of America Corp	21,000	1,121,190
Capital One Financial Corp	17,000	1,305,940
Freddie Mac	13,500	916,650
JPMorgan Chase & Co	26,800	1,294,440
Loews Corp	28,200	1,169,454
Marsh & McLennan Cos Inc	27,500	843,150
Merrill Lynch & Co Inc	14,200	1,322,020
The Bank of New York Co Inc	15,100	594,487
The Chubb Corp	16,280	861,375
The Goldman Sachs Group Inc	3,300	657,855
The St. Paul Travelers Cos Inc	16,900	907,361
Wachovia Corp	17,961	1,022,879
Wells Fargo & Co	25,600	910,336

		15,828,177

Health Care - 7.47%

Abbott Laboratories	14,800	720,908
Johnson & Johnson	8,000	528,160
Novartis AG ADR (Switzerland)	14,500	832,880
UnitedHealth Group Inc	17,800	956,394
WellPoint Inc *	12,200	960,018

		3,998,360

Integrated Oils - 6.44%

GlobalSantaFe Corp (Cayman)	13,500	793,530
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	7,600	538,004
Suncor Energy Inc (Canada)	7,300	576,043
Total SA ADR (France)	21,400	1,539,088

		3,446,665

Materials & Processing - 5.17%

Air Products & Chemicals Inc	7,600	534,128
Avery Dennison Corp	10,700	726,851

E.I. du Pont de Nemours & Co	20,200	983,942
Masco Corp	17,500	522,725

		2,767,646

Multi-Industry - 3.79%

General Electric Co	28,800	1,071,648
Textron Inc	10,200	956,454

		2,028,102

Producer Durables - 4.11%

Parker-Hannifin Corp	6,640	510,483
The Boeing Co	9,500	843,980
United Technologies Corp	13,500	844,020

		2,198,483

Technology - 6.12%

Comverse Technology Inc *	5,129	108,273
International Business Machines Corp	6,800	660,620
L-3 Communications Holdings Inc	6,400	523,392
Microsoft Corp	19,400	579,284
Nokia OYJ ADR (Finland)	39,100	794,512
Raytheon Co	11,600	612,480

		3,278,561

Utilities - 10.35%

Alltel Corp	16,300	985,824
AT&T Inc	37,547	1,342,305
Embarq Corp	12,775	671,454
Sempra Energy	18,900	1,057,833
SES GLOBAL SA FDR + (Luxembourg)	10,700	190,152
Sprint Nextel Corp	68,301	1,290,206

		5,537,774

Total Common Stocks (Cost $41,089,518)		50,829,699

SHORT-TERM INVESTMENT - 4.51%

Money Market Fund - 4.51%

BlackRock Liquidity Funds Institutional TempFund	2,414,449	2,414,449

Total Short-Term Investment (Cost $2,414,449)		2,414,449

TOTAL INVESTMENTS - 99.47% (Cost $43,503,967)		53,244,148

OTHER ASSETS & LIABILITIES, NET - 0.53%		282,433

NET ASSETS - 100.00%		$53,526,581

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PL LARGE-CAP VALUE FUND
(formerly PF Salomon Brothers Large-Cap Value Fund)
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	29.57%
Consumer Discretionary	17.04%
Utilities	10.35%
Health Care	7.47%
Integrated Oils	6.44%
Technology	6.12%
Materials & Processing	5.17%
Consumer Staples	4.90%
Short-Term Investment	4.51%
Producer Durables	4.11%
Multi-Industry	3.79%

99.47%
Other Assets & Liabilities, Net	0.53%

100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 6.81%

Autos & Transportation - 0.25%

GATX Financial Corp 5.125% due 04/15/10	$150,000	$148,139

Consumer Discretionary - 0.26%

Time Warner Inc 6.750% due 04/15/11	150,000	157,167

Financial Services - 4.41%

American General Finance Corp 4.875% due 05/15/10	250,000	247,408
ANZ Capital Trust Inc 4.484% due 12/15/53 ~	500,000	486,294
Greater Bay Bancorp 5.125% due 04/15/10	100,000	98,901
ING Capital Funding Trust III 8.439% due 12/29/49 §	250,000	276,175
Mizuho JGB Investment LLC 9.870% due 06/30/08 ~ §	300,000	318,025
Morgan Stanley 5.050% due 01/21/11	250,000	248,600
PNC Funding Corp 6.500% due 05/01/08	300,000	303,164
Popular North America Inc 5.200% due 12/12/07	200,000	199,382
Wachovia Capital Trust III 5.800% due 03/15/42 §	100,000	100,918
Waddell & Reed Financial Inc 5.600% due 01/15/11	150,000	148,344
Washington Mutual Inc 8.250% due 04/01/10	200,000	215,581

		2,642,792

Producer Durables – 0.42%

John Deere Capital Corp 5.400% due 04/07/10	250,000	250,632

Utilities – 1.47%

Comcast Corp 5.850% due 01/15/10	250,000	253,663
Cox Communications Inc 4.625% due 01/15/10	150,000	146,926
Deutsche Telekom International Finance BV (Netherlands) 8.000% due 06/15/10	200,000	216,730
GTE Corp 7.510% due 04/01/09	250,000	260,868

		878,187

Total Corporate Bonds & Notes (Cost $4,047,615)		4,076,917

U.S. GOVERNMENT AGENCY ISSUES - 40.01%

Fannie Mae
2.375% due 03/30/07	1,000,000	993,358
3.250% due 01/28/08 §	1,300,000	1,283,408
3.550% due 01/12/07	1,500,000	1,499,322
4.750% due 02/01/08	1,300,000	1,293,640
6.625% due 09/15/09	1,000,000	1,041,884
Federal Farm Credit Bank
3.125% due 02/01/08	1,000,000	978,654
3.800% due 09/07/07	2,000,000	1,981,072
Federal Home Loan Bank
3.375% due 02/15/07	1,000,000	997,880
3.625% due 02/16/07	1,270,000	1,267,625
3.688% due 09/07/07 §	1,000,000	992,380
4.000% due 12/03/07 §	1,000,000	984,053
4.650% due 08/22/08	3,000,000	2,975,859
4.875% due 02/15/07	1,000,000	999,627
Freddie Mac
2.550% due 04/19/07	400,000	396,983
4.200% due 12/28/07	1,000,000	990,424
4.480% due 09/19/08	1,000,000	990,717
4.500% due 04/18/07	800,000	798,230
5.000% due 09/17/07	3,500,000	3,494,348

Total U.S. Government Agency Issues (Cost $24,015,559)		23,959,464

U.S. TREASURY OBLIGATIONS - 46.47%

U.S. Treasury Inflation Protected Securities - 0.69%

1.875% due 07/15/13 ^	109,932	106,239
1.875% due 07/15/15 ^	103,863	99,509
2.000% due 07/15/14 ^	214,228	207,994

		413,742

U.S. Treasury Notes - 45.59%

3.125% due 09/15/08	8,000,000	7,780,632
4.375% due 01/31/08	500,000	496,856
4.500% due 02/15/09	1,000,000	994,258
4.875% due 10/31/08	13,000,000	13,010,166
4.875% due 05/15/09	200,000	200,500
4.875% due 08/15/09	4,800,000	4,815,941

		27,298,353

U.S. Treasury Strips - 0.19%

0.000% due 11/15/26	300,000	113,752

Total U.S. Treasury Obligations (Cost $27,845,732)		27,825,847

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 5.51%

Money Market Funds - 5.51%

BlackRock Liquidity Funds Institutional TempCash	563,069	$563,069
BlackRock Liquidity Funds Institutional TempFund	2,738,598	2,738,598

		3,301,667

Total Short-Term Investments (Cost $3,301,667)		3,301,667

TOTAL INVESTMENTS - 98.80% (Cost $59,210,573)		59,163,895

OTHER ASSETS & LIABILITIES, NET - 1.20%		720,450

NET ASSETS - 100.00%		$59,884,345

Notes to Schedule of Investments

(a)	As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	46.47%
U.S. Government Agency Issues	40.01%
Corporate Bonds & Notes	6.81%
Short-Term Investments	5.51%

98.80%
Other Assets & Liabilities, Net	1.20%

100.00%

(b) The amount of $85,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open future contracts as of December 31, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Eurodollar (03/07)	15	$15,000,000	($536)
Eurodollar (06/07)	12	12,000,000	(12,625)
Eurodollar (09/07)	15	15,000,000	(11,049)
Eurodollar (12/07)	2	2,000,000	(1,279)
Eurodollar (03/08)	2	2,000,000	(1,304)
Eurodollar (06/08)	2	2,000,000	(1,254)
Eurodollar (09/08)	2	2,000,000	(1,179)
U.S. Treasury 5-Year Notes (03/07)	19	1,900,000	(20,956)

Short Futures Outstanding

U.S. Treasury 10-Year Notes (03/07)	6	600,000	6,927
U.S. Treasury 20-Year Bonds (03/07)	9	900,000	22,296

			($20,959)

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

EQUITY-LINKED STRUCTURED NOTES - 0.44%

Health Care - 0.44%

Morgan Stanley Convertible (Celgene Corp) Trigger @ $36.290 * ~	2,155	$123,115
Morgan Stanley Convertible (Celgene Corp) Trigger @ $30.877 * ~	2,155	123,115

		246,230

Total Equity-Linked Structured Notes (Cost $203,174)		246,230

COMMON STOCKS - 92.47%

Autos & Transportation - 5.11%

Bayerische Motoren Werke AG + (Germany)	8,721	499,869
C.H. Robinson Worldwide Inc	13,905	568,575
Canadian National Railway Co (Canada)	11,124	478,666
FedEx Corp	3,435	373,110
Quality Distribution Inc *	10,000	133,200
Union Pacific Corp	2,765	254,435
United Parcel Service Inc ‘B’	6,995	524,485

		2,832,340

Consumer Discretionary - 15.09%

Best Buy Co Inc ê	3,065	150,767
eBay Inc *	11,855	356,480
Electronic Arts Inc *	13,500	679,860
Google Inc ‘A’ * ê	1,285	591,717
Harrah’s Entertainment Inc	6,895	570,354
IAC/InterActiveCorp *	14,875	552,755
Industria de Diseno Textil SA + (Spain)	4,756	255,839
Kimberly-Clark Corp	7,170	487,202
Lamar Advertising Co ‘A’ *	7,360	481,270
Liberty Global Inc ‘A’ *	6,626	193,148
Liberty Global Inc ‘C’ *	7,036	197,008
Lowe’s Cos Inc	10,265	319,755
LVMH Moet Hennessy Louis Vuitton SA + (France)	2,250	236,689
Morgans Hotel Group Co *	24,025	406,743
Nordstrom Inc	15,170	748,488
Staples Inc	23,367	623,899
Station Casinos Inc	5,110	417,334
Yahoo! Inc *	42,990	1,097,965

		8,367,273

Consumer Staples - 5.70%

Altria Group Inc	3,095	265,613
CVS Corp	7,590	234,607
Reckitt Benckiser PLC + (United Kingdom)	6,031	275,117
Sysco Corp	9,280	341,133
The Procter & Gamble Co	25,575	1,643,705
Whole Foods Market Inc	8,510	399,374

		3,159,549

Energy - 3.77%

Apache Corp	4,075	271,028
Nabors Industries Ltd * ê (Bermuda)	11,640	346,639
NRG Energy Inc *	20,895	1,170,329
Valero Energy Corp	5,980	305,937

		2,093,933

Financial Services – 14.81%

American Express Co	11,040	669,797
Berkshire Hathaway Inc ‘B’ *	160	586,560
Chicago Mercantile Exchange Holdings Inc ‘A’	430	219,193
Fannie Mae	13,135	780,088
Hudson City Bancorp Inc	19,985	277,392
JPMorgan Chase & Co	37,753	1,823,470
Legg Mason Inc	3,910	371,645
Marsh & McLennan Cos Inc	13,165	403,639
Merrill Lynch & Co Inc	8,605	801,126
Moody’s Corp	3,895	268,989
NewAlliance Bancshares Inc	22,035	361,374
Paychex Inc	11,425	451,744
The Western Union Co	5,230	117,257
UBS AG (NYSE) (Switzerland)	9,060	546,590
UBS AG (XVTX) + (Switzerland)	8,800	532,556

		8,211,420

Health Care - 11.44%

Amgen Inc *	2,855	195,025
Amylin Pharmaceuticals Inc *	7,495	270,345
Cardinal Health Inc	8,305	535,091
Caremark Rx Inc	10,785	615,931
Celgene Corp * ê	8,750	503,387
Coventry Health Care Inc *	18,335	917,667
Gilead Sciences Inc *	7,820	507,753
Intuitive Surgical Inc *	2,000	191,800
Manor Care Inc	8,720	409,142
Merck & Co Inc	16,710	728,556
Roche Holding AG + (Switzerland)	8,205	1,467,986

		6,342,683

Integrated Oils - 4.05%

EnCana Corp (Canada)	4,965	228,142
Exxon Mobil Corp ê	19,665	1,506,929
Hess Corp	5,205	258,012
Suncor Energy Inc (Canada)	3,185	251,328

		2,244,411

Materials & Processing - 5.99%

Archer-Daniels-Midland Co	10,105	322,956
Ball Corp	9,490	413,764
Cemex SAB de CV ADR * (Mexico)	8,870	300,516
Monsanto Co	11,380	597,791
Precision Castparts Corp	10,685	836,422
Shin-Etsu Chemical Co Ltd + (Japan)	2,900	193,579
Syngenta AG * + (Switzerland)	3,537	657,035

		3,322,063

Multi-Industry - 2.86%

General Electric Co	42,630	1,586,262

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Producer Durables - 5.84%

BAE Systems PLC + (United Kingdom)	33,206	$276,061
Crown Castle International Corp *	11,765	380,009
Emerson Electric Co	5,470	241,063
Lockheed Martin Corp	5,920	545,054
NVR Inc *	295	190,275
The Boeing Co	18,115	1,609,337

		3,241,799

Technology - 13.86%

Adobe Systems Inc *	9,920	407,910
Advanced Micro Devices Inc *	32,485	661,070
Akamai Technologies Inc * ê	5,500	292,160
Apple Computer Inc * ê	9,055	768,226
Cisco Systems Inc *	10,280	280,952
EMC Corp *	58,255	768,966
Marvell Technology Group Ltd * (Bermuda)	10,500	201,495
Maxim Integrated Products Inc	8,825	270,221
Nokia OYJ ADR (Finland)	18,195	369,722
Oracle Corp *	28,250	484,205
QUALCOMM Inc	20,760	784,520
Research In Motion Ltd * ê (Canada)	1,945	248,532
Rockwell Automation Inc	6,695	408,931
Samsung Electronics Co Ltd + (S. Korea)	550	360,805
SAP AG + (Germany)	7,876	417,683
Texas Instruments Inc	33,435	962,928

		7,688,326

Utilities - 3.95%

America Movil SA de CV ‘L’ ADR (Mexico)	9,560	432,303
Level 3 Communications Inc * + ê	66,810	374,136
NeuStar Inc ‘A’ *	10,985	356,353
The AES Corp *	11,515	253,791
TXU Corp ê	14,325	776,558

		2,193,141

Total Common Stocks (Cost $43,886,113)		51,283,200

	Principal Amount

U.S. TREASURY OBLIGATIONS - 0.62%

U.S. Treasury Notes - 0.62%

3.125% due 01/31/07 F	$171,000	170,806
3.375% due 02/28/07 F	115,000	114,740
6.250% due 02/15/07 F	60,000	60,101

		345,647

Total U.S. Treasury Obligations (Cost $345,551)		345,647

SHORT-TERM INVESTMENTS - 6.28%

U.S. Government Agency Issue - 6.14%

Federal Home Loan Bank 4.800% due 01/03/07	3,400,000	3,399,093

	Shares

Money Market Funds - 0.14%

BlackRock Liquidity Funds Institutional TempCash	38,147	38,147
BlackRock Liquidity Funds Institutional TempFund	38,147	38,147

		76,294

Total Short-Term Investments (Cost $3,475,387)		3,475,387

TOTAL INVESTMENTS - 99.81% (Cost $47,910,225)		55,350,464

OTHER ASSETS & LIABILITIES, NET - 0.19%		106,370

NET ASSETS - 100.00%		$55,456,834

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	15.09%
Financial Services	14.81%
Technology	13.86%
Health Care	11.88%
Short-Term Investments	6.28%
Materials & Processing	5.99%
Producer Durables	5.84%
Consumer Staples	5.70%
Autos & Transportation	5.11%
Integrated Oils	4.05%
Utilities	3.95%
Energy	3.77%
Multi-Industry	2.86%
U.S. Treasury Obligations	0.62%

99.81%
Other Assets & Liabilities, Net	0.19%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

(c) Forward foreign currency contracts outstanding as of of December 31, 2006 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Depreciation

Sell	CHF	335,000	01/07	($116)
Sell	EUR	95,000	01/07	(4,363)
Sell	EUR	25,000	03/07	(1,525)
Sell	KRW	77,000,000	03/07	(2,224)

				($8,228)

(d) Transactions in written options for the period ended December 31, 2006 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2006	—	$—
Call Options Written	368	15,359
Put Options Written	72	2,953
Call Options Expired	(209)	(9,906)

Outstanding, December 31, 2006	231	$8,406

(e) Premiums received and value of written options outstanding as of December 31, 2006:

Counterparty	Type	Strike Price	Expiration Date	Number of Contracts	Premium	Value

Morgan Stanley	Call – CBOT Level 3 Communications Inc	$6.50	01/20/07	82	$492	$242
Goldman Sachs	Put – CBOT Best Buy Co Inc	45.00	01/20/07	36	1,583	720
Goldman Sachs	Call – CBOT Akamai Technologies Inc	60.00	01/20/07	5	145	25
Goldman Sachs	Call – CBOT Akamai Technologies Inc	65.00	01/20/07	5	442	250
Goldman Sachs	Call – CBOT Celgene Corp	65.00	01/20/07	1	68	5
Goldman Sachs	Call – CBOT Exxon Mobil Corp	85.00	01/20/07	20	611	100
Goldman Sachs	Call – CBOT Apple Computer Inc	110.00	01/20/07	9	837	108
Goldman Sachs	Call – CBOT Apple Computer Inc	115.00	01/20/07	9	477	63
Goldman Sachs	Call – CBOT Apple Computer Inc	120.00	01/20/07	9	306	22
Goldman Sachs	Call – CBOT Research in Motion Ltd	160.00	01/20/07	2	42	16
Goldman Sachs	Call – CBOT Research in Motion Ltd	165.00	01/20/07	2	18	10
Goldman Sachs	Call – CBOT Google Inc ‘A’	570.00	01/20/07	1	197	8
Goldman Sachs	Put – CBOT Best Buy Co Inc	42.50	02/17/07	26	1,079	650
Goldman Sachs	Put – CBOT TXU Corp	47.50	02/17/07	10	290	250
Goldman Sachs	Call – CBOT Akamai Technologies Inc	65.00	02/17/07	5	226	100
Goldman Sachs	Call – CBOT Apple Computer Inc	120.00	04/21/07	9	1,593	765

					$8,406	$3,334

(f) Securities with a market value of $345,647 were segregated with the broker(s)/custodian to cover call and put written options contracts as of December 31, 2006.

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.81%

Autos & Transportation - 3.25%

Laidlaw International Inc	23,360	$710,845
Overseas Shipholding Group Inc	9,500	534,850
YRC Worldwide Inc *	21,260	802,140

		2,047,835

Consumer Discretionary - 17.70%

Apollo Group Inc ‘A’ *	9,150	356,575
Belo Corp ‘A’	47,410	871,396
CDW Corp	6,650	467,628
Dollar Tree Stores Inc *	29,410	885,241
Idearc Inc *	25,100	719,115
Liz Claiborne Inc	32,410	1,408,539
Pacific Sunwear of California Inc *	32,280	632,042
R.H. Donnelley Corp	22,188	1,391,853
Republic Services Inc	20,790	845,529
Royal Caribbean Cruises Ltd (Liberia)	23,370	967,051
Service Corp International	117,530	1,204,683
The Stanley Works	21,440	1,078,218
The Talbots Inc	13,990	337,159

		11,165,029

Consumer Staples - 5.77%

Coca-Cola Enterprises Inc	67,130	1,370,795
Pilgrim’s Pride Corp	34,930	1,027,990
The Kroger Co	53,690	1,238,628

		3,637,413

Energy - 6.45%

BJ Services Co	23,700	694,884
Foundation Coal Holdings Inc	12,000	381,120
Massey Energy Co	41,880	972,872
Smith International Inc	16,110	661,638
Sunoco Inc	9,420	587,431
The Williams Cos Inc	29,520	771,062

		4,069,007

Financial Services - 24.68%

A.G. Edwards Inc	13,230	837,327
Ameriprise Financial Inc	21,010	1,145,045
AON Corp	24,550	867,597
CBL & Associates Properties Inc REIT	19,410	841,423
Covanta Holding Corp *	31,050	684,342
DST Systems Inc *	21,770	1,363,455
Health Care Property Investors Inc REIT	18,670	687,429
Hudson City Bancorp Inc	56,800	788,384
Lincoln National Corp	20,524	1,362,794
Mellon Financial Corp	31,680	1,335,312
OneBeacon Insurance Group Ltd * (Bermuda)	23,950	670,600
PartnerRe Ltd (Bermuda)	17,581	1,248,778
Protective Life Corp	35,590	1,690,525
RenaissanceRe Holdings Ltd (Bermuda)	21,590	1,295,400
Willis Group Holdings Ltd (Bermuda)	19,000	754,490

		15,572,901

Health Care - 7.50%

Barr Pharmaceuticals Inc *	12,550	629,006
Hospira Inc *	9,700	325,726
Invitrogen Corp *	11,150	630,978
Laboratory Corp of America Holdings *	9,010	661,965
Sepracor Inc *	11,920	734,034
Triad Hospitals Inc *	26,220	1,096,783
Warner Chilcott Ltd ‘A’ * (Bermuda)	47,500	656,450

		4,734,942

Materials & Processing - 7.91%

Ball Corp	19,660	857,176
Cabot Corp	15,750	686,227
Celanese Corp ‘A’	28,270	731,628
Louisiana-Pacific Corp	38,500	828,905
Owens-Illinois Inc *	33,350	615,308
Sigma-Aldrich Corp	8,590	667,615
Temple-Inland Inc	13,120	603,914

		4,990,773

Multi-Industry - 1.48%

Fortune Brands Inc	10,920	932,459

Producer Durables - 5.94%

Dover Corp	24,040	1,178,441
Hubbell Inc ‘B’	19,610	886,568
KLA-Tencor Corp	6,150	305,962
Pitney Bowes Inc	29,840	1,378,310

		3,749,281

Technology - 11.12%

Analog Devices Inc	15,750	517,702
Arrow Electronics Inc *	31,620	997,611
Avaya Inc *	95,960	1,341,521
Compuware Corp *	40,130	334,283
Flextronics International Ltd * (Singapore)	78,930	906,116
Ingram Micro Inc ‘A’ *	39,040	796,806
Solectron Corp *	231,720	746,138
Sun Microsystems Inc *	148,840	806,713
Vishay Intertechnology Inc *	42,180	571,117

		7,018,007

Utilities - 4.01%

Alltel Corp	23,026	1,392,612
Citizens Communications Co	79,340	1,140,116

		2,532,728

Total Common Stocks (Cost $54,388,776)		60,450,375

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 5.93%

Money Market Funds - 5.93%

BlackRock Liquidity Funds Institutional TempCash	870,832	$870,832
BlackRock Liquidity Funds Institutional TempFund	2,873,205	2,873,205

		3,744,037

Total Short-Term Investments (Cost $3,744,037)		3,744,037

TOTAL INVESTMENTS - 101.74% (Cost $58,132,813)		64,194,412

OTHER ASSETS & LIABILITIES, NET - (1.74%)		(1,100,418)

NET ASSETS - 100.00%		$63,093,994

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	24.68%
Consumer Discretionary	17.70%
Technology	11.12%
Materials & Processing	7.91%
Health Care	7.50%
Energy	6.45%
Producer Durables	5.94%
Short-Term Investments	5.93%
Consumer Staples	5.77%
Utilities	4.01%
Autos & Transportation	3.25%
Multi-Industry	1.48%

101.74%
Other Assets & Liabilities, Net	(1.74%)

100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF LOOMIS SAYLES LARGE-CAP GROWTH FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.94%

Autos & Transportation - 1.07%

Expeditors International of Washington Inc	7,050	$285,525

Consumer Discretionary - 20.02%

American Eagle Outfitters Inc	10,462	326,519
Best Buy Co Inc	6,250	307,437
Coach Inc *	13,825	593,922
Google Inc ‘A’ *	2,475	1,139,688
Kohl’s Corp *	5,600	383,208
Las Vegas Sands Corp *	5,400	483,192
Monster Worldwide Inc *	6,250	291,500
News Corp ‘A’	25,375	545,055
Nordstrom Inc	9,025	445,293
Starwood Hotels & Resorts Worldwide Inc	4,375	273,438
The McGraw-Hill Cos Inc	8,000	544,160

		5,333,412

Consumer Staples - 5.97%

CVS Corp	21,075	651,428
PepsiCo Inc	8,625	539,494
The Procter & Gamble Co	6,225	400,081

		1,591,003

Energy - 3.22%

Halliburton Co	13,900	431,595
XTO Energy Inc	9,050	425,803

		857,398

Financial Services - 19.47%

Alliance Data Systems Corp *	5,800	362,326
American International Group Inc	5,625	403,087
BlackRock Inc	2,275	345,572
CB Richard Ellis Group Inc ‘A’ *	23,200	770,240
Chicago Mercantile Exchange Holdings Inc ‘A’	1,025	522,494
Lehman Brothers Holdings Inc	6,400	499,968
Morgan Stanley	6,675	543,545
NYSE Group Inc *	2,825	274,590
T. Rowe Price Group Inc	6,900	302,013
The Chubb Corp	6,125	324,074
The Goldman Sachs Group Inc	4,200	837,270

		5,185,179

Health Care - 15.19%

Abbott Laboratories	7,550	367,760
Baxter International Inc	7,025	325,890
Celgene Corp *	6,700	385,451
Genentech Inc *	6,000	486,780
Gilead Sciences Inc *	10,400	675,272
Johnson & Johnson	12,075	797,191
Medtronic Inc	5,475	292,967
UnitedHealth Group Inc	5,325	286,112
WellPoint Inc *	5,450	428,860

		4,046,283

Materials & Processing - 3.86%

Allegheny Technologies Inc	3,875	351,385
Precision Castparts Corp	8,625	675,165

		1,026,550

Technology - 26.84%

Adobe Systems Inc *	8,000	328,960
Akamai Technologies Inc *	8,625	458,160
Apple Computer Inc *	9,775	829,311
BEA Systems Inc *	18,700	235,246
Cisco Systems Inc *	40,825	1,115,747
Cognizant Technology Solutions Corp ‘A’ *	7,175	553,623
Intel Corp	9,375	189,844
Microsoft Corp	28,025	836,827
Network Appliance Inc *	16,800	659,904
NVIDIA Corp *	13,650	505,187
Oracle Corp *	43,025	737,449
QUALCOMM Inc	8,650	326,884
Symantec Corp *	17,875	372,694

		7,149,836

Utilities - 2.30%

Comcast Corp ‘A’ *	14,475	612,727

Total Common Stocks (Cost $23,340,256)		26,087,913

TOTAL INVESTMENTS - 97.94% (Cost $23,340,256)		26,087,913

OTHER ASSETS & LIABILITIES, NET - 2.06%		549,524

NET ASSETS - 100.00%		$26,637,437

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Technology	26.84%
Consumer Discretionary	20.02%
Financial Services	19.47%
Health Care	15.19%
Consumer Staples	5.97%
Materials & Processing	3.86%
Energy	3.22%
Utilities	2.30%
Autos & Transportation	1.07%

97.94%
Other Assets & Liabilities, Net	2.06%

100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.63%

Australia - 0.85%

QBE Insurance Group Ltd +	26,041	$590,840

Austria - 1.09%

Erste Bank der Oesterreichischen Sparkassen AG +	9,830	752,655

Bermuda - 1.59%

Esprit Holdings Ltd +	37,500	417,692
Li & Fung Ltd +	221,200	686,789

		1,104,481

Canada - 0.78%

Canadian National Railway Co	12,480	537,014

Cayman - 0.48%

Hutchison Telecommunications International Ltd * +	131,000	330,456

France - 22.98%

AXA SA +	47,730	1,924,062
Credit Agricole SA +	36,803	1,542,705
Gaz de France SA +	13,340	612,390
L’Air Liquide SA +	5,828	1,380,963
L’Air Liquide SA - Registered * +	3,468	821,782
Legrand SA +	20,390	597,310
L’Oreal SA +	3,680	367,860
LVMH Moet Hennessy Louis Vuitton SA +	15,460	1,626,315
Pernod-Ricard SA +	5,680	1,302,183
Sanofi-Aventis +	15,235	1,404,677
Schneider Electric SA +	17,912	1,982,351
Total SA +	24,770	1,782,385
Vivendi +	14,470	564,392

		15,909,375

Germany - 5.63%

Bayer AG +	23,360	1,247,571
Bayerische Motoren Werke AG +	8,400	481,469
Continental AG +	2,924	338,737
E.ON AG +	13,540	1,828,501

		3,896,278

Hong Kong - 0.63%

CNOOC Ltd +	460,500	436,572

Indonesia - 0.49%

P.T. Bank Central Asia Tbk +	581,000	336,542

Italy - 3.58%

Assicurazioni Generali SPA +	16,960	742,748
Banca Intesa SPA +	76,430	588,615
UniCredito Italiano SPA +	131,160	1,146,564

		2,477,927

Japan - 17.01%

Aeon Credit Service Co Ltd +	21,500	407,193
Asahi Glass Co Ltd +	73,000	874,829
Bridgestone Corp +	35,200	785,529
Canon Inc	25,050	1,410,319
FANUC Ltd +	7,400	726,249
Kao Corp +	50,000	1,345,548
Nintendo Co Ltd +	1,900	491,888
Nitto Denko Corp +	7,700	384,646
Nomura Holdings Inc	37,300	703,655
OMRON Corp +	19,600	554,517
Ricoh Co Ltd +	50,000	1,018,265
Shinsei Bank Ltd +	131,000	769,990
Tokyo Gas Co Ltd +	90,640	481,252
Toyota Motor Corp +	27,200	1,820,414

		11,774,294

Netherlands - 0.30%

TNT NV +	4,820	207,202

Singapore - 1.44%

Singapore Telecommunications Ltd +	468,375	998,876

South Korea - 2.59%

Samsung Electronics Co Ltd +	2,732	1,792,216

Spain - 0.95%

Banco Bilbao Vizcaya Argentaria SA +	27,450	659,500

Sweden - 0.76%

Telefonaktiebolaget LM Ericsson ‘B’ +	130,250	523,756

Switzerland - 14.72%

Actelion Ltd * +	1,820	399,940
Givaudan SA +	280	258,556
Julius Baer Holding AG +	10,082	1,105,546
Nestle SA +	7,363	2,611,709
Roche Holding AG +	13,570	2,427,857
Swiss Reinsurance Co +	15,795	1,338,641
UBS AG +	33,800	2,045,499

		10,187,748

Thailand - 0.52%

Bangkok Bank PCL +	108,070	362,504

United Kingdom - 19.70%

BG Group PLC +	35,110	477,421
BHP Billiton PLC +	27,880	510,565
Diageo PLC +	69,920	1,373,765
GlaxoSmithKline PLC +	62,700	1,650,315
Ladbrokes PLC +	98,577	803,482
NEXT PLC +	21,800	766,209
Reckitt Benckiser PLC +	47,224	2,154,222
Royal Dutch Shell PLC ‘A’ +	31,720	1,105,996
Smiths Group PLC +	38,580	747,630
Tesco PLC +	179,707	1,420,120

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

William Hill PLC +	111,170	$1,372,083
WPP Group PLC +	92,840	1,252,899

		13,634,707

United States - 0.54%

Synthes Inc +	3,130	372,103

Total Common Stocks (Cost $51,985,840)		66,885,046

Principal Amount

SHORT-TERM INVESTMENTS - 3.20%

Commercial Paper - 3.20%

Cargill Inc 5.270% due 01/02/07	$2,210,000	2,209,676

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	739	739

Total Short-Term Investments (Cost $2,210,415)		2,210,415

TOTAL INVESTMENTS - 99.83% (Cost $54,196,255)		69,095,461

OTHER ASSETS & LIABILITIES, NET - 0.17%		120,388

NET ASSETS - 100.00%		$69,215,849

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	21.70%
Consumer Discretionary	14.01%
Consumer Staples	12.80%
Health Care	10.84%
Technology	7.66%
Utilities	6.14%
Materials & Processing	6.11%
Autos & Transportation	6.03%
Integrated Oils	5.49%
Producer Durables	4.78%
Short-Term Investments	3.20%
Multi-Industry	1.07%

99.83%
Other Assets & Liabilities, Net	0.17%

100.00%

(b) As of December 31, 2006, the Fund was diversified by geographical region as a percentage of net assets as follows:

France	22.98%
United Kingdom	19.70%
Japan	17.01%
Switzerland	14.72%
Germany	5.63%
United States	3.74%
Italy	3.58%
South Korea	2.59%
Bermuda	1.59%
Singapore	1.44%
Austria	1.09%
Spain	0.95%
Australia	0.85%
Canada	0.78%
Sweden	0.76%
Hong Kong	0.63%
Thailand	0.52%
Indonesia	0.49%
Cayman	0.48%
Netherlands	0.30%

99.83%
Other Assets & Liabilities, Net	0.17%

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF NB FASCIANO SMALL EQUITY FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.45%

Autos & Transportation - 7.10%

Bristow Group Inc *	5,400	$194,886
Forward Air Corp	23,700	685,641
Heartland Express Inc	54,266	815,075
Hub Group Inc ‘A’ *	32,600	898,130

		2,593,732

Consumer Discretionary - 23.92%

Central Garden & Pet Co *	13,900	673,038
Courier Corp	14,100	549,477
Guitar Center Inc *	6,600	300,036
Hibbett Sporting Goods Inc *	6,600	201,498
Houston Wire & Cable Co *	16,900	353,210
Journal Communications Inc ‘A’	36,000	453,960
Korn/Ferry International *	25,700	590,072
LoJack Corp *	24,000	409,920
MWI Veterinary Supply Inc *	8,800	284,240
Navigant Consulting Inc *	30,200	596,752
RC2 Corp *	9,400	413,600
Ritchie Bros. Auctioneers Inc (Canada)	17,300	926,242
Rollins Inc	47,200	1,043,592
Ruby Tuesday Inc	8,500	233,240
The Advisory Board Co *	3,000	160,620
The Steak n Shake Co *	34,400	605,440
Watson Wyatt Worldwide Inc ‘A’	21,000	948,150

		8,743,087

Energy - 7.66%

Berry Petroleum Co ‘A’	19,900	617,099
Cal Dive International Inc *	15,600	195,780
CARBO Ceramics Inc	8,300	310,171
Comstock Resources Inc *	6,400	198,784
Hydril Co LP *	6,300	473,697
TETRA Technologies Inc *	39,200	1,002,736

		2,798,267

Financial Services - 16.54%

American Equity Investment Life Holding Co	26,500	345,295
Amerisafe Inc *	28,800	445,248
Boston Private Financial Holdings Inc	15,500	437,255
FactSet Research Systems Inc	10,900	615,632
Financial Federal Corp	20,700	608,787
H&E Equipment Services Inc *	11,100	274,947
Hilb Rogal & Hobbs Co	15,600	657,072
ITLA Capital Corp	5,600	324,296
Online Resources Corp *	20,700	211,347
Texas Capital Bancshares Inc *	19,400	385,672
W.P. Stewart & Co Ltd (Bermuda)	23,000	364,320
Wilshire Bancorp Inc	19,800	375,606
Wintrust Financial Corp	20,800	998,816

		6,044,293

Health Care - 7.81%

Computer Programs & Systems Inc	13,500	458,865
Healthcare Services Group Inc	9,600	278,016
Healthspring Inc *	14,100	286,935
ICU Medical Inc *	6,900	280,692
KV Pharmaceutical Co ‘A’ *	15,600	370,968
Landauer Inc	7,700	404,019
LCA-Vision Inc	8,500	292,060
Owens & Minor Inc	5,600	175,112
Young Innovations Inc	9,300	309,690

		2,856,357

Materials & Processing - 10.57%

AMCOL International Corp	20,200	560,348
Cabot Microelectronics Corp *	16,600	563,404
CLARCOR Inc	10,200	344,862
Drew Industries Inc *	13,300	345,933
Griffon Corp *	9,400	239,700
Interline Brands Inc *	21,500	483,105
NCI Building Systems Inc *	3,200	165,600
RBC Bearings Inc *	13,100	375,446
Rockwood Holdings Inc *	24,300	613,818
Spartech Corp	6,500	170,430

		3,862,646

Producer Durables - 11.83%

ACCO Brands Corp *	20,800	550,576
Actuant Corp ‘A’	15,300	729,045
Argon ST Inc *	23,000	495,420
Bucyrus International Inc ‘A’	15,650	810,044
IDEX Corp	7,300	346,093
Regal-Beloit Corp	9,000	472,590
The Middleby Corp *	8,800	921,096

		4,324,864

Technology - 6.02%

j2 Global Communications Inc *	32,400	882,900
Methode Electronics Inc	46,600	504,678
ScanSource Inc *	25,800	784,320
TALX Corp	1,100	30,195

		2,202,093

Total Common Stocks (Cost $29,952,490)		33,425,339

TOTAL INVESTMENTS - 91.45% (Cost $29,952,490)		33,425,339

OTHER ASSETS & LIABILITIES, NET - 8.55%		3,126,610

NET ASSETS - 100.00%		$36,551,949

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF NB FASCIANO SMALL EQUITY FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	23.92%
Financial Services	16.54%
Producer Durables	11.83%
Materials & Processing	10.57%
Health Care	7.81%
Energy	7.66%
Autos & Transportation	7.10%
Technology	6.02%

91.45%
Other Assets & Liabilities, Net	8.55%

100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET ® CORE FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.21%

Autos & Transportation - 1.56%

AMR Corp *	800	$24,184
ArvinMeritor Inc	500	9,115
Autoliv Inc	300	18,090
Continental Airlines Inc ‘B’ *	800	33,000
CSX Corp	8,300	285,769
Ford Motor Co	10,900	81,859
General Maritime Corp	200	7,038
General Motors Corp	9,200	282,624
Harley-Davidson Inc	3,500	246,645
Kansas City Southern *	100	2,898
Laidlaw International Inc	400	12,172
Lear Corp	600	17,718
Norfolk Southern Corp	1,800	90,522
OMI Corp	400	8,468
Overseas Shipholding Group Inc	300	16,890
Swift Transportation Co Inc *	300	7,881
Tenneco Inc *	200	4,944
The Goodyear Tire & Rubber Co *	800	16,792
Tidewater Inc	400	19,344
Westinghouse Air Brake Technologies Corp	100	3,038

		1,188,991

Consumer Discretionary - 15.08%

Abercrombie & Fitch Co ‘A’	300	20,889
Administaff Inc	300	12,831
Aeropostale Inc *	500	15,435
American Eagle Outfitters Inc	750	23,408
AnnTaylor Stores Corp *	600	19,704
Apollo Group Inc ‘A’ *	400	15,588
AutoNation Inc *	600	12,792
AutoZone Inc *	200	23,112
Avon Products Inc	2,700	89,208
Barnes & Noble Inc	500	19,855
Best Buy Co Inc	6,200	304,978
Big Lots Inc *	1,000	22,920
Brinker International Inc	450	13,572
Brown Shoe Co Inc	200	9,548
Career Education Corp *	700	17,346
Carnival Corp (Panama)	2,100	103,005
CBS Corp ‘B’	1,900	59,242
Charming Shoppes Inc *	100	1,353
Chipotle Mexican Grill Inc ‘B’ *	255	13,260
Circuit City Stores Inc	800	15,184
Clear Channel Communications Inc	10,400	369,616
Coach Inc *	4,100	176,136
Convergys Corp *	800	19,024
Corrections Corp of America *	200	9,046
Dick’s Sporting Goods Inc *	300	14,697
Dillard’s Inc ‘A’	800	27,976
Dollar Tree Stores Inc *	1,200	36,120
Domino’s Pizza Inc	300	8,400
EarthLink Inc *	1,200	8,520
Eastman Kodak Co	700	18,060
EchoStar Communications Corp ‘A’ *	2,500	95,075
Expedia Inc *	700	14,686
Family Dollar Stores Inc	1,000	29,330
Federated Department Stores Inc	11,300	430,869
Gannett Co Inc	1,300	78,598
Google Inc ‘A’ *	2,000	920,960
Group 1 Automotive Inc	200	10,344
Hasbro Inc	800	21,800
IAC/InterActiveCorp *	3,400	126,344
Idearc Inc *	610	17,477
IKON Office Solutions Inc	300	4,911
ITT Educational Services Inc *	300	19,911
J.C. Penney Co Inc	4,700	363,592
Jack in the Box Inc *	200	12,208
Jones Apparel Group Inc	400	13,372
Kohl’s Corp *	6,400	437,952
Labor Ready Inc *	800	14,664
Liberty Global Inc ‘A’ *	1,300	37,895
Liberty Media Corp - Capital ‘A’ *	2,100	205,758
Liberty Media Corp - Interactive ‘A’ *	3,000	64,710
Limited Brands Inc	7,100	205,474
Live Nation Inc *	100	2,240
Lowe’s Cos Inc	4,900	152,635
Manpower Inc	500	37,465
Marvel Entertainment Inc *	600	16,146
Mattel Inc	1,200	27,192
MPS Group Inc *	500	7,090
Netflix Inc *	300	7,758
News Corp ‘A’	15,700	337,236
Nordstrom Inc	7,700	379,918
Office Depot Inc *	9,000	343,530
OfficeMax Inc	400	19,860
Omnicom Group Inc	3,200	334,528
Payless ShoeSource Inc *	600	19,692
Polo Ralph Lauren Corp	300	23,298
RadioShack Corp	600	10,068
Rent-A-Center Inc *	500	14,755
Ross Stores Inc	700	20,510
Sabre Holdings Corp ‘A’	700	22,323
Sears Holdings Corp *	1,300	218,309
Select Comfort Corp *	300	5,217
Snap-On Inc	400	19,056
Sohu.com Inc *	100	2,400
Staples Inc	9,200	245,640
Starwood Hotels & Resorts Worldwide Inc	1,400	87,500
Target Corp	2,800	159,740
Tech Data Corp *	500	18,935
Tempur-Pedic International Inc *	700	14,322
The DIRECTV Group Inc *	5,500	137,170
The Dress Barn Inc *	600	13,998
The Gap Inc	13,500	263,250
The Gymboree Corp *	400	15,264
The Home Depot Inc	23,000	923,680
The McGraw-Hill Cos Inc	4,300	292,486
The Men’s Wearhouse Inc	600	22,956
The TJX Cos Inc	13,400	381,632
The Toro Co	300	13,989
The Walt Disney Co	11,500	394,105
Time Warner Inc	24,800	540,144
United Online Inc	1,100	14,608
ValueClick Inc *	500	11,815
VeriSign Inc *	800	19,240
Viacom Inc ‘B’ *	7,900	324,137
Wal-Mart Stores Inc	13,900	641,902
Watson Wyatt Worldwide Inc ‘A’	100	4,515
Wendy’s International Inc	600	19,854
Wolverine World Wide Inc	300	8,556
Yum! Brands Inc	4,600	270,480

		11,487,899

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Consumer Staples - 4.60%

Altria Group Inc	14,900	$1,278,718
ConAgra Foods Inc	5,700	153,900
Dean Foods Co *	200	8,456
H.J. Heinz Co	600	27,006
Kraft Foods Inc ‘A’	1,000	35,700
Molson Coors Brewing Co ‘B’	200	15,288
NBTY Inc *	500	20,785
PepsiCo Inc	4,700	293,985
Reynolds American Inc	800	52,376
Safeway Inc	8,800	304,128
Sara Lee Corp	2,700	45,981
The Coca-Cola Co	3,100	149,575
The Kroger Co	11,000	253,770
The Procter & Gamble Co	13,100	841,937
UST Inc	400	23,280

		3,504,885

Energy - 0.71%

Devon Energy Corp	3,700	248,196
Foundation Coal Holdings Inc	200	6,352
Frontier Oil Corp	800	22,992
Grey Wolf Inc *	1,100	7,546
Halliburton Co	3,900	121,095
Holly Corp	300	15,420
Parker Drilling Co *	900	7,353
SEACOR Holdings Inc *	200	19,828
Sunoco Inc	700	43,652
Tesoro Corp	300	19,731
Veritas DGC Inc *	300	25,689

		537,854

Financial Services - 22.06%

ACE Ltd (Cayman)	2,900	175,653
Ambac Financial Group Inc	200	17,814
American International Group Inc	15,000	1,074,900
AmeriCredit Corp *	1,700	42,789
Ameriprise Financial Inc	4,900	267,050
Assurant Inc	600	33,150
Bank of America Corp	32,154	1,716,702
BlackRock Inc	700	106,330
Capital One Financial Corp	2,800	215,096
CapitalSource Inc REIT	200	5,462
Chicago Mercantile Exchange Holdings Inc ‘A’	240	122,340
CIGNA Corp	1,700	223,669
Citigroup Inc	30,500	1,698,850
CNA Financial Corp *	200	8,064
Corus Bankshares Inc	100	2,307
Countrywide Financial Corp	8,400	356,580
Covanta Holding Corp *	500	11,020
Deluxe Corp	500	12,600
DST Systems Inc *	300	18,789
Fair Isaac Corp	700	28,455
Fannie Mae	8,700	516,693
First Data Corp	17,600	449,152
Fiserv Inc *	400	20,968
Freddie Mac	8,600	583,940
International Securities Exchange Holdings Inc	200	9,358
Janus Capital Group Inc	700	15,113
John H. Harland Co	200	10,040
JPMorgan Chase & Co	29,400	1,420,020
Knight Capital Group Inc ‘A’ *	600	11,502
Lehman Brothers Holdings Inc	6,700	523,404
Lincoln National Corp	3,100	205,840
Loews Corp	7,100	294,437
M&T Bank Corp	300	36,648
MBIA Inc	500	36,530
Merrill Lynch & Co Inc	10,000	931,000
MetLife Inc	6,100	359,961
MGIC Investment Corp	300	18,762
Morgan Stanley	7,200	586,296
Nationwide Financial Services Inc ‘A’	200	10,840
PartnerRe Ltd (Bermuda)	100	7,103
Paychex Inc	5,200	205,608
Piper Jaffray Cos *	100	6,515
Principal Financial Group Inc	5,000	293,500
Prudential Financial Inc	700	60,102
Radian Group Inc	600	32,346
RenaissanceRe Holdings Ltd (Bermuda)	100	6,000
Safeco Corp	300	18,765
Safety Insurance Group Inc	100	5,071
The Allstate Corp	4,000	260,440
The Bear Stearns Cos Inc	2,500	406,950
The BISYS Group Inc *	100	1,291
The First Marblehead Corp	350	19,128
The Goldman Sachs Group Inc	2,400	478,440
The Hanover Insurance Group Inc	400	19,520
The PMI Group Inc	500	23,585
The St. Paul Travelers Cos Inc	8,000	429,520
The Western Union Co	6,200	139,004
U.S. Bancorp	13,700	495,803
Wachovia Corp	11,745	668,878
Wells Fargo & Co	29,300	1,041,908
World Acceptance Corp *	100	4,695
Zenith National Insurance Corp	100	4,691

		16,806,987

Health Care - 11.30%

Abbott Laboratories	4,700	228,937
Advanced Medical Optics Inc *	300	10,560
Aetna Inc	9,000	388,620
AMERIGROUP Corp *	400	14,356
AmerisourceBergen Corp	1,600	71,936
Amgen Inc *	3,000	204,930
Becton Dickinson & Co	1,000	70,150
Biogen Idec Inc *	2,200	108,218
Boston Scientific Corp *	1,100	18,897
Cardinal Health Inc	300	19,329
Caremark Rx Inc	8,000	456,880
Centene Corp *	500	12,285
Coventry Health Care Inc *	400	20,020
Edwards Lifesciences Corp *	300	14,112
Eli Lilly & Co	600	31,260
Emdeon Corp *	1,100	13,629
Endo Pharmaceuticals Holdings Inc *	700	19,306
Forest Laboratories Inc *	6,800	344,080
Humana Inc *	3,800	210,178
Immucor Inc *	500	14,615
Johnson & Johnson	21,500	1,419,430
King Pharmaceuticals Inc *	800	12,736
Laboratory Corp of America Holdings *	500	36,735
McKesson Corp	4,800	243,360
Medco Health Solutions Inc *	500	26,720
Medtronic Inc	600	32,106
Mentor Corp	300	14,661
Merck & Co Inc	21,200	924,320
Mylan Laboratories Inc	700	13,972

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Pfizer Inc	59,900	$1,551,410
Stryker Corp	500	27,555
Thermo Fisher Scientific Inc *	4,300	194,747
UnitedHealth Group Inc	15,840	851,083
Watson Pharmaceuticals Inc *	400	10,412
WellCare Health Plans Inc *	200	13,780
WellPoint Inc *	7,955	625,979
Wyeth	1,700	86,564
Zimmer Holdings Inc *	3,200	250,816

		8,608,684

Integrated Oils - 7.47%

Chevron Corp	15,000	1,102,950
ConocoPhillips	12,875	926,356
Exxon Mobil Corp	36,500	2,796,995
Hess Corp	3,400	168,538
Marathon Oil Corp	5,000	462,500
Occidental Petroleum Corp	3,352	163,678
Paramount Resources Ltd ‘A’ * (Canada)	3,200	65,858

		5,686,875

Materials & Processing - 3.82%

Acuity Brands Inc	400	20,816
Air Products & Chemicals Inc	1,100	77,308
AK Steel Holding Corp *	1,300	21,970
Albemarle Corp	300	21,540
Alcoa Inc	11,600	348,116
Armor Holdings Inc *	100	5,485
Ashland Inc	300	20,754
Carpenter Technology Corp	300	30,756
Chaparral Steel Co	400	17,708
Cleveland-Cliffs Inc	300	14,532
Eagle Materials Inc	400	17,292
EMCOR Group Inc *	300	17,055
Energizer Holdings Inc *	200	14,198
Freeport-McMoRan Copper & Gold Inc ‘B’	2,900	161,617
Granite Construction Inc	400	20,128
H.B. Fuller Co	300	7,746
Hercules Inc *	1,000	19,310
Kaydon Corp	100	3,974
Lone Star Technologies Inc *	200	9,682
Louisiana-Pacific Corp	500	10,765
Lyondell Chemical Co	1,100	28,127
Masco Corp	1,000	29,870
NewMarket Corp	200	11,810
Nucor Corp	7,600	415,416
OM Group Inc *	300	13,584
Oregon Steel Mills Inc *	200	12,482
Packaging Corp of America	100	2,210
Pactiv Corp *	1,000	35,690
Phelps Dodge Corp	3,800	454,936
PPG Industries Inc	2,000	128,420
Quanex Corp	400	13,836
Rohm & Haas Co	3,100	158,472
Southern Copper Corp	3,700	199,393
Steel Dynamics Inc	700	22,715
The Dow Chemical Co	11,400	455,316
The Lubrizol Corp	200	10,026
Tronox Inc ‘B’	62	979
United States Steel Corp	500	36,570
USEC Inc *	1,100	13,992
Valmont Industries Inc	100	5,549

		2,910,145

Multi-Industry - 4.93%

3M Co	3,000	233,790
Eaton Corp	3,300	247,962
General Electric Co	56,900	2,117,249
Honeywell International Inc	9,500	429,780
Johnson Controls Inc	200	17,184
SPX Corp	600	36,696
Tyco International Ltd (Bermuda)	22,100	671,840

		3,754,501

Producer Durables - 5.21%

AGCO Corp *	600	18,564
Agilent Technologies Inc *	8,600	299,710
Applied Materials Inc	21,000	387,450
ARRIS Group Inc *	1,200	15,012
Belden CDT Inc	200	7,818
Caterpillar Inc	8,300	509,039
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	500	13,670
Cummins Inc	100	11,818
Cymer Inc *	300	13,185
Danaher Corp	5,700	412,908
Deere & Co	3,900	370,773
Diebold Inc	400	18,640
Emerson Electric Co	600	26,442
Gardner Denver Inc *	200	7,462
Headwaters Inc *	600	14,376
Illinois Tool Works Inc	4,500	207,855
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	900	35,217
InterDigital Communications Corp *	200	6,710
Lexmark International Inc ‘A’ *	400	29,280
Lockheed Martin Corp	5,800	534,006
Northrop Grumman Corp	6,700	453,590
Novellus Systems Inc *	600	20,652
Polycom Inc *	1,000	30,910
Regal-Beloit Corp	100	5,251
Tektronix Inc	400	11,668
Teradyne Inc *	1,300	19,448
The Manitowoc Co Inc	200	11,886
United Technologies Corp	600	37,512
Varian Semiconductor Equipment
Associates Inc *	500	22,760
Xerox Corp *	24,300	411,885

		3,965,497

Technology - 16.70%

Acxiom Corp	300	7,695
ADTRAN Inc	300	6,810
Agere Systems Inc *	700	13,419
Altera Corp *	1,000	19,680
Amdocs Ltd * (United Kingdom)	400	15,500
Amkor Technology Inc *	1,500	14,010
Analog Devices Inc	11,600	381,292
Applera Corp-Applied Biosystems Group	1,300	47,697
Atmel Corp *	400	2,420
Avaya Inc *	1,800	25,164
Avnet Inc *	400	10,212
AVX Corp	400	5,916
BEA Systems Inc *	2,900	36,482
BMC Software Inc *	1,400	45,080
Brocade Communications Systems Inc *	2,100	17,241
CA Inc	7,300	165,345
Cadence Design Systems Inc *	1,200	21,492

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Ceridian Corp *	500	$13,990
Check Point Software Technologies Ltd * (Israel)	300	6,576
Cisco Systems Inc *	34,800	951,084
Cognos Inc * (Canada)	200	8,492
CommScope Inc *	500	15,240
Computer Sciences Corp *	500	26,685
Compuware Corp *	2,200	18,326
CSG Systems International Inc *	300	8,019
Dell Inc *	29,400	737,646
Digital River Inc *	200	11,158
Electronic Data Systems Corp	8,200	225,910
EMC Corp *	31,300	413,160
Emulex Corp *	700	13,657
Gartner Inc *	200	3,958
General Dynamics Corp	5,700	423,795
Hewlett-Packard Co	22,100	910,299
Hittite Microwave Corp *	200	6,464
Hyperion Solutions Corp *	500	17,970
Integrated Device Technology Inc *	1,700	26,316
Intel Corp	46,000	931,500
International Business Machines Corp	13,600	1,321,240
Intersil Corp ‘A’	800	19,136
Intuit Inc *	11,800	360,018
Linear Technology Corp	800	24,256
LSI Logic Corp *	2,200	19,800
McAfee Inc *	700	19,866
Mentor Graphics Corp *	800	14,424
Micrel Inc *	800	8,624
Micron Technology Inc *	8,600	120,056
MICROS Systems Inc *	200	10,540
Microsoft Corp	47,300	1,412,378
MicroStrategy Inc ‘A’ *	100	11,401
Motorola Inc	26,900	553,064
National Semiconductor Corp	1,100	24,970
NCR Corp *	500	21,380
Network Appliance Inc *	3,600	141,408
Novell Inc *	1,300	8,060
NVIDIA Corp *	7,500	277,575
OmniVision Technologies Inc *	800	10,920
Oracle Corp *	47,600	815,864
Plexus Corp *	100	2,388
QLogic Corp *	600	13,152
QUALCOMM Inc	8,400	317,436
Raytheon Co	8,800	464,640
Silicon Image Inc *	1,100	13,992
Solectron Corp *	1,300	4,186
Sybase Inc *	800	19,760
Symantec Corp *	21,800	454,530
Synopsys Inc *	1,300	34,749
Texas Instruments Inc	18,700	538,560
TIBCO Software Inc *	200	1,888
UTStarcom Inc *	1,700	14,875
Verigy Ltd * (Singapore)	1,003	17,803
Vishay Intertechnology Inc *	800	10,832
WebEx Communications Inc *	200	6,978
Websense Inc *	400	9,132

		12,725,581

Utilities - 5.77%

Alliant Energy Corp	100	3,777
American Electric Power Co Inc	1,700	72,386
AT&T Inc	27,991	1,000,678
Avista Corp	100	2,531
BellSouth Corp	16,500	777,315
CenterPoint Energy Inc	1,000	16,580
CenturyTel Inc	900	39,294
Citizens Communications Co	1,200	17,244
Comcast Corp ‘A’ *	6,600	279,378
Dobson Communications Corp ‘A’ *	700	6,097
Embarq Corp	400	21,024
ONEOK Inc	500	21,560
PG&E Corp	6,400	302,912
Qwest Communication International Inc *	1,800	15,066
Sprint Nextel Corp	38,700	731,043
Telephone & Data Systems Inc	400	21,732
Verizon Communications Inc	28,600	1,065,064

		4,393,681

Total Common Stocks (Cost $67,816,368)		75,571,580

TOTAL INVESTMENTS - 99.21% (Cost $67,816,368)		75,571,580

OTHER ASSETS & LIABILITIES, NET - 0.79%		605,323

NET ASSETS - 100.00%		$76,176,903

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	22.06%
Technology	16.70%
Consumer Discretionary	15.08%
Health Care	11.30%
Integrated Oils	7.47%
Utilities	5.77%
Producer Durables	5.21%
Multi-Industry	4.93%
Consumer Staples	4.60%
Materials & Processing	3.82%
Autos & Transportation	1.56%
Energy	0.71%

99.21%
Other Assets & Liabilities, Net	0.79%

100.00%

(b) Main Street is a registered trademark of OppenheimerFunds Inc.

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

RIGHTS - 0.00%

Yedang Entertainment Co Ltd * + Exp. 01/05/07	214	$229

Total Rights (Cost $0)		229

PREFERRED STOCKS - 6.32%

Brazil - 6.07%

America Latina Logistica SA	62,000	643,361
Banco Bradesco SA	10,190	412,560
Cia de Bebidas das Americas ADR	1,250	61,000
Cia Vale do Rio Doce ADR	14,550	381,937
Eletropaulo Metropolitana de Sao Paulo SA ‘B’ *	3,006,200	153,370
Lojas Americanas SA	6,063,000	339,119
Petroleo Brasileiro SA ADR	3,150	292,194
Sadia SA	141,000	472,530
Tele Norte Leste Participacoes SA	4,000	59,911

		2,815,982

South Korea - 0.25%

Hyundai Motor Co * +	1,540	65,629
S-Oil Corp	865	48,831

		114,460

Total Preferred Stocks (Cost $2,102,521)		2,930,442

COMMON STOCKS - 90.95%

Bermuda - 0.36%

Bunge Ltd	1,500	108,765
Varitronix International Ltd +	117,000	58,273

		167,038

Brazil - 10.78%

America Latina Logistica SA GDR ~	5,100	52,959
Aracruz Celulose SA ADR	2,500	153,100
Banco Bradesco SA *	212	8,358
Banco Bradesco SA ADR	5,600	225,960
Banco Nossa Caixa SA	6,000	134,800
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,600	362,202
Cia de Bebidas das Americas ADR	1,000	43,900
Cia Vale do Rio Doce ADR	13,700	407,438
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	1,700	324,712
Diagnosticos da America SA *	14,800	316,227
Empresa Brasileira de Aeronautica SA	21,500	221,893
Gafisa SA *	12,600	188,366
Lupatech SA *	1,000	14,978
Natura Cosmeticos SA	12,700	179,221
Petroleo Brasileiro SA ADR	20,250	2,085,547
Tele Norte Leste Participacoes SA	10,600	276,349

		4,996,010

Canada - 0.61%

Yamana Gold Inc	21,300	280,734

Cayman Islands - 0.95%

GlobalSantaFe Corp	4,100	240,998
Hutchison Telecommunications International Ltd * +	78,000	196,760

		437,758

Chile - 0.04%

Empresas Copec SA	1,400	17,936

China - 2.92%

China Oilfield Services Ltd ‘H’ +	62,000	42,960
China Petroleum & Chemical Corp ‘H’ +	476,000	440,968
China Shenhua Energy Co Ltd ‘H’ +	122,000	293,293
Industrial & Commercial Bank of China ‘H’ *	300,000	186,287
PetroChina Co Ltd ‘H’ +	166,000	233,957
Yanzhou Coal Mining Co Ltd ‘H’ +	194,000	156,893

		1,354,358

Denmark - 0.56%

FLSmidth & Co A/S +	4,100	260,230

Egypt - 2.76%

Commercial International Bank GDR	4,450	43,653
Commercial International Bank GDR + ~	12,100	122,604
Commercial International Bank SP GDR +	14,400	141,258
Eastern Tobacco Co +	3,967	215,327
Medinet Nasr Housing & Development	6,615	127,418
Orascom Construction Industries	396	18,971
Orascom Telecom Holding SAE +	9,306	611,146

		1,280,377

France - 0.79%

Technip SA +	5,310	364,225

Hong Kong - 0.09%

Television Broadcasts Ltd +	7,000	42,750

Hungary - 0.33%

OTP Bank Rt +	3,300	151,353

India - 13.50%

Amtek Auto Ltd	43,000	347,760
Bajaj Auto Ltd +	3,600	212,558
Bharat Electronics Ltd +	7,700	234,015
Bharat Forge Ltd +	3,300	27,007
Bharat Heavy Electricals Ltd +	4,277	221,542
Bharti Airtel Ltd * +	35,300	502,542
Divi’s Laboratories Ltd +	2,157	148,645
GAIL India Ltd +	31,430	185,483
Gateway Distriparks Ltd +	11,100	51,853
Glenmark Pharmaceuticals Ltd +	3,100	42,111
HCL Technologies Ltd +	14,445	209,040
Housing Development Finance Corp +	16,300	597,529
ICICI Bank Ltd ADR	10,400	434,096
Infosys Technologies Ltd +	13,700	692,343

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

ITC Ltd +	55,300	$219,624
Larsen & Toubro Ltd +	16,800	547,948
Mahindra & Mahindra Ltd +	16,565	339,558
Reliance Capital Ltd +	9,800	134,118
Reliance Industries Ltd +	15,900	455,795
Reliance Natural Resources Ltd * +	22,700	11,368
Rico Auto Industries Ltd +	34,100	48,156
Tata Consultancy Services Ltd +	16,462	453,785
Trent Ltd +	3,169	63,598
United Breweries Ltd +	19,290	77,612

		6,258,086

Indonesia - 5.59%

P.T. Aneka Tambang Tbk +	633,100	566,727
P.T. Astra International Tbk +	134,500	234,996
P.T. Bank Mandiri Persero Tbk +	806,000	261,177
P.T. Gudang Garam Tbk +	200,500	227,903
P.T. Indosat Tbk +	919,500	697,699
P.T. Ramayana Lestari Sentosa Tbk +	63,000	6,110
P.T. Telekomunikasi Indonesia Tbk +	530,500	597,920

		2,592,532

Israel - 1.60%

Bank Hapoalim BM +	28,394	132,496
Bank Leumi Le-Israel BM +	34,400	138,908
Elbit Systems Ltd +	519	16,693
Israel Discount Bank Ltd ‘A’ * +	78,100	172,316
Makhteshim-Agan Industries Ltd +	2,800	15,788
ORMAT Industries Ltd +	1,900	21,228
Teva Pharmaceutical Industries Ltd ADR	7,900	245,532

		742,961

Lebanon - 0.23%

Solidere GDR ~	6,600	105,600

Luxembourg - 0.86%

Tenaris SA ADR	8,000	399,120

Mexico - 6.50%

America Movil SAB de CV ‘L’ ADR	19,800	895,356
Cemex SAB de CV ADR *	10,210	345,915
Consorcio ARA SA de CV	21,700	147,640
Corporacion GEO SA de CV ‘B’ *	45,600	228,359
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	47,200	146,367
Empresas ICA SA de CV *	65,317	246,683
Fomento Economico Mexicano SA de CV ADR	2,550	295,188
Grupo Financiero Banorte SA de CV ‘O’	12,400	48,484
Grupo Financiero Inbursa SA de CV ‘O’	94,600	185,995
Impulsora del Desarrollo y el Empleo en America Latina SA de CV *	145,800	186,248
SARE Holding SA de CV ‘B’ *	203,494	285,378

		3,011,613

Norway - 0.33%

Det Norske Oljeselskap ASA * +	82,968	151,961

Panama - 0.42%

Banco Latinoamericano de Exportaciones SA ‘E’	11,500	195,040

Philippines - 1.20%

Jollibee Foods Corp +	135,900	116,107
SM Prime Holdings Inc +	2,006,295	438,471

		554,578

Portugal - 0.20%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	4,200	94,195

Russia - 3.74%

LUKOIL ADR	7,600	669,560
SistemaHals GDR * + ~	5,200	69,160
Surgutneftegaz OJSC ADR +	8,110	615,692
TMK OAO GDR * ~	11,500	377,200

		1,731,612

Singapore - 0.88%

Ezra Holdings Ltd +	2,000	5,178
Keppel Corp Ltd +	21,000	240,108
SembCorp Marine Ltd +	74,000	163,863

		409,149

South Africa - 6.50%

Anglo Platinum Ltd +	5,400	658,282
AngloGold Ashanti Ltd ADR	13,400	631,006
Aspen Pharmacare Holdings Ltd * +	14,043	64,913
Aveng Ltd +	10,278	49,172
Harmony Gold Mining Co Ltd ADR *	4,300	67,725
Impala Platinum Holdings Ltd +	16,600	434,143
JD Group Ltd +	6,900	78,296
Liberty Group Ltd +	9,800	115,643
Massmart Holdings Ltd +	22,700	226,878
Murray & Roberts Holdings Ltd +	36,560	208,639
Standard Bank Group Ltd +	8,300	111,505
Steinhoff International Holdings Ltd * +	77,400	273,084
Tiger Brands Ltd +	3,896	94,872

		3,014,158

South Korea - 11.36%

Able C&C Co Ltd * +	1,628	13,174
AmorePacific Corp * +	364	225,843
Daegu Bank * +	7,080	120,384
FINETEC Corp * +	7,088	110,701
GS Engineering & Construction Corp * +	1,380	122,616
Hana Financial Group Inc +	6,503	341,567
Humax Co Ltd * +	11,738	326,787
Hyundai Development Co *	2,520	153,910
Hyundai Engineering & Construction Co Ltd * +	4,832	294,822
Hyundai Motor Co * +	3,805	274,980
Jeonbuk Bank +	10,945	116,919
Kia Motors Corp * +	19,490	280,827
Kookmin Bank ADR *	2,900	233,856
Korea Exchange Bank * +	6,660	91,609
Korea Investment Holdings Co Ltd +	3,750	185,816
Kyeryong Construction Industrial Co Ltd * +	2,470	103,581
LG Corp * +	2,750	88,158
Mirae Asset Securities Co Ltd +	2,589	208,267
NHN Corp * +	814	99,010
Pacific Corp *	159	29,064

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Pusan Bank * +	8,300	$103,211
S-Oil Corp +	3,794	278,517
Samsung Electronics Co Ltd +	882	578,600
Shinhan Financial Group Co Ltd *	2,870	146,586
Shinsegae Co Ltd * +	218	135,787
SsangYong Motor Co * +	53,698	302,374
Telechips Inc * +	2,126	43,200
Woori Finance Holdings Co Ltd * +	10,750	254,801

		5,264,967

Taiwan - 11.96%

Cathay Financial Holding Co Ltd +	192,303	436,041
China Motor Corp +	1,080	993
Continental Engineering Corp +	73,130	63,231
Far Eastern Textile Co Ltd +	78,360	68,331
Fubon Financial Holding Co Ltd +	423,000	395,366
Fubon Financial Holding Co Ltd GDR +	6,700	62,713
High Tech Computer Corp +	5,200	102,563
Hon Hai Precision Industry Co Ltd +	114,000	811,122
Inventec Appliances Corp +	82,000	227,660
Inventec Co Ltd +	236,600	207,149
Lite-On Technology Corp +	190,871	257,487
MediaTek Inc +	18,000	185,370
Merry Electronics Co Ltd +	50,125	136,687
MiTAC International Corp +	136,319	163,921
Motech Industries Inc +	4,307	52,890
Powerchip Semiconductor Corp +	12,491	8,391
President Chain Store Corp +	58,000	139,973
Quanta Computer Inc +	202,300	366,168
Shin Kong Financial Holding Co Ltd +	44,657	47,976
Sunplus Technology Co Ltd +	241,565	293,169
Synnex Technology International Corp +	123,800	156,082
Taiwan Fertilizer Co Ltd +	10,000	19,076
Taiwan Semiconductor Manufacturing Co Ltd +	98,000	201,212
Taiwan Semiconductor Manufacturing Co Ltd ADR	52,900	578,197
Uni-President Enterprises Corp +	61,000	60,745
United Microelectronics Corp +	807,200	502,836

		5,545,349

Thailand - 1.02%

Advanced Info Service PCL +	43,500	93,432
Kiatnakin Bank PCL +	77,300	64,905
TISCO Bank PCL +	148,000	92,288
TMB Bank PCL * +	2,967,263	223,839

		474,464

Turkey - 3.95%

Aksigorta AS +	59,000	219,220
Anadolu Anonim Turk Sigorta Sirketi +	5,900	9,709
Ford Otomotiv Sanayi AS +	12,608	100,460
Haci Omer Sabanci Holding AS +	94,900	368,607
Haci Omer Sabanci Holding AS ADR	71,700	70,230
Koc Holding AS * +	86,539	333,682
Tupras Turkiye Petrol Rafinerileri AS +	14,000	236,426
Turkcell Iletisim Hizmetleri AS +	5,107	25,030
Turkiye Is Bankasi ‘C’ +	34,219	154,983
Turkiye Vakiflar Bankasi TAO ‘D’ +	67,300	312,386

		1,830,733

United Kingdom - 0.34%

Highland Gold Mining Ltd * +	49,585	154,879

United States - 0.58%

Hydril Co LP *	3,600	270,684

Total Common Stocks (Cost $33,268,201)		42,154,450

SHORT-TERM INVESTMENT - 0.63%

Money Market Fund- 0.63%

BlackRock Liquidity Funds Institutional TempFund	294,777	294,776

Total Short-Term Investment (Cost $294,776)		294,776

TOTAL INVESTMENTS - 97.90% (Cost $35,665,498)		45,379,897

OTHER ASSETS & LIABILITIES, NET - 2.10%		971,239

NET ASSETS - 100.00%		$46,351,136

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified by sector as a percentage of net assets as follows:

Financial Services	19.88%
Technology	13.97%
Integrated Oils	12.30%
Materials & Processing	11.83%
Utilities	9.33%
Autos & Transportation	6.74%
Producer Durables	5.65%
Consumer Discretionary	5.30%
Multi-Industry	5.22%
Consumer Staples	4.07%
Health Care	1.76%
Energy	1.22%
Short-Term Investment	0.63%

97.90%
Other Assets & Liabilities, Net	2.10%

100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

(b) As of December 31, 2006, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	16.85%
India	13.50%
Taiwan	11.96%
South Korea	11.61%
Mexico	6.50%
South Africa	6.50%
Indonesia	5.59%
Turkey	3.95%
Russia	3.74%
China	2.92%
Egypt	2.76%
Israel	1.60%
United States	1.21%
Philippines	1.20%
Thailand	1.02%
Cayman Islands	0.95%
Singapore	0.88%
Luxemborg	0.86%
France	0.79%
Canada	0.61%
Denmark	0.56%
Panama	0.42%
Bermuda	0.36%
United Kingdom	0.34%
Hungary	0.33%
Norway	0.33%
Lebanon	0.23%
Portugal	0.20%
Hong Kong	0.09%
Chile	0.04%

97.90%
Other Assets & Liabilities, Net	2.10%

100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Principal Amount		Value

CORPORATE BONDS & NOTES - 13.84%

Autos & Transportation - 0.11%

DaimlerChrysler NA Holding Corp 5.600% due 03/07/07 §		$100,000	$100,021

Consumer Discretionary - 0.44%

Mandalay Resort Group 10.250% due 08/01/07		400,000	411,500

Consumer Staples - 0.11%

Reynolds American Inc 7.625% due 06/01/16 ~		100,000	106,453

Energy - 0.43%

Colorado Interstate Gas Co 6.800% due 11/15/15		200,000	208,956
Enterprise Products Operating LP 4.625% due 10/15/09		100,000	97,971
The Williams Cos Inc 6.375% due 10/01/10 ~		100,000	101,125

			408,052

Financial Services - 11.26%

Bank of America Corp 4.875% due 01/15/13		100,000	97,952
Bank of America NA 5.361% due 12/18/08 §		400,000	400,015
Barclays Bank PLC NY 5.295% due 01/29/07 §		400,000	400,012
BNP Paribas 5.293% due 05/28/08 §		500,000	500,097
CIT Group Inc 7.750% due 04/02/12		100,000	110,370
Citigroup Inc 5.625% due 08/27/12		50,000	50,784
Countrywide Bank NA 5.350% due 04/25/07 §		400,000	400,040
Export-Import Bank of Korea (South Korea) 5.590% due 10/04/11 ~ §		800,000	800,821
Ford Motor Credit Co
7.000% due 10/01/13		300,000	286,871
7.250% due 10/25/11		200,000	196,050
Health Care Properties Investors Inc 5.950% due 09/15/11		900,000	908,948
HSBC Finance Corp 5.375% due 05/21/08 §		400,000	400,170
Lehman Brothers Holdings Inc 5.415% due 12/23/08 §		500,000	500,204
Merrill Lynch & Co Inc
5.414% due 10/23/08 §		400,000	400,266
5.464% due 08/14/09 §		400,000	400,444
Morgan Stanley 5.300% due 03/01/13		100,000	99,830
Nordea Bank Finland PLC NY
5.293% due 03/31/08 §		900,000	899,909
5.308% due 05/28/08 §		500,000	500,177
Nykredit Realkredit A/S (Denmark) 4.158% due 10/01/38 §	DKK	1,700,000	294,947

Realkredit Danmark A/S (Denmark) 4.510% due 10/01/38 §	3,300,000	571,714
Santander US Debt SA Unipersonal (Spain) 5.426% due 11/20/09 ~ §	$500,000	500,346
Skandinaviska Enskilda Banken NY 5.300% due 10/03/07 §	400,000	399,997
Societe Generale NY 5.288% due 06/11/07 §	400,000	400,018
Unicredit Luxembourg Finance SA (Luxembourg) 5.426% due 10/24/08 ~ §	400,000	400,195
Unicredito Italiano NY 5.370% due 05/29/08 §	500,000	500,150
VTB Capital SA for Vneshtorgbank (Luxembourg) 5.970% due 08/01/08 ~ §	200,000	200,350

		10,620,677

Integrated Oils - 0.33%

Occidental Petroleum Corp 8.450% due 02/15/29	100,000	131,639
Pemex Project Funding Master Trust
7.375% due 12/15/14	50,000	55,175
9.250% due 03/30/18	100,000	126,350

		313,164

Materials & Processing - 0.43%

Codelco Inc (Chile) 6.150% due 10/24/36 ~	200,000	205,672
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	200,000	201,909

		407,581

Producer Durables - 0.23%

Xerox Corp 9.750% due 01/15/09	200,000	217,000

Utilities - 0.50%

Entergy Gulf States Inc 3.600% due 06/01/08	100,000	97,392
PSEG Energy Holdings LLC 8.625% due 02/15/08	163,000	167,890
Qwest Communications International Inc 7.500% due 02/15/14	100,000	103,500
SBC Communications Inc 4.125% due 09/15/09	100,000	97,186

		465,968

Total Corporate Bonds & Notes (Cost $12,961,244)		13,050,416

MORTGAGE-BACKED SECURITIES - 86.52%

Collateralized Mortgage Obligations - 13.04%

Adjustable Rate Mortgage Trust 4.590% due 05/25/35 ” §	178,104	175,103
Arkle Master Issuer PLC (United Kingdom) 5.330% due 11/19/07 ~ ” §	400,000	400,690
Banc of America Funding Corp 4.114% due 05/25/35 ” §	317,716	314,065

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Principal Amount	Value

Banc of America Mortgage Securities Inc
3.994% due 07/25/33 ” §	$207,560	$199,829
5.000% due 05/25/34 ”	125,907	123,949
Bear Stearns Adjustable Rate Mortgage Trust Inc
4.625% due 10/25/35 ” §	796,738	783,058
4.750% due 10/25/35 ” §	227,673	225,233
Bear Stearns Alt-A Trust
5.343% due 05/25/35 ” §	122,587	122,821
5.836% due 11/25/36 ” §	191,394	192,061
Bear Stearns Asset Backed Securities Inc 5.419% due 10/25/36 ” §	382,317	380,682
Chevy Chase Mortgage Funding Corp 5.600% due 08/25/35 ~ ” §	317,805	318,751
Citigroup Mortgage Loan Trust Inc 4.700% due 12/25/35 ” §	269,915	265,518
Countrywide Home Loan Mortgage Pass-Through Trust
5.670% due 03/25/35 ” §	95,546	95,964
5.690% due 06/25/35 ~ ” §	347,028	346,587
CS First Boston Mortgage Securities Corp
5.745% due 03/25/32 ~ ” §	26,742	26,700
6.000% due 11/25/35 ”	296,304	297,918
Fannie Mae 6.625% due 11/25/23 ” §	740,454	762,236
Freddie Mac
4.000% due 06/15/22 - 10/15/23 ” ±	1,780,213	1,754,298
5.000% due 09/15/16 - 05/15/19 ” ±	44,437	44,275
6.027% due 10/25/44 ” §	149,999	150,846
6.227% due 07/25/44 ” §	847,667	852,231
6.250% due 04/15/23 ”	46,493	46,563
GMAC Mortgage Corp Loan Trust 5.500% due 09/25/34 ”	119,382	118,559
Harborview Mortgage Loan Trust
5.440% due 01/19/38 ” §	400,000	400,690
5.540% due 01/19/38 ” §	400,000	400,690
5.570% due 05/19/35 ” §	100,379	100,667
Lehman Brothers Floating Rate Commercial Mortgage Trust 5.430% due 09/15/21 ~ ” §	371,944	372,191
Mellon Residential Funding Corp 5.830% due 06/15/30 ” §	30,010	30,011
MLCC Mortgage Investors Inc 5.730% due 03/15/25 ” §	54,681	54,922
Residential Asset Securitization Trust 5.750% due 05/25/33 ” §	70,932	71,302
Structured Asset Mortgage Investments Inc 5.570% due 05/25/36 ” §	378,337	378,889
Structured Asset Securities Corp
5.000% due 12/25/34 ”	261,731	260,194
5.334% due 10/25/35 ~ ” §	380,272	379,760
Washington Mutual Inc
5.112% due 10/25/32 ” §	23,466	23,352
5.596% due 02/27/34 ” §	19,635	19,690
5.620% due 12/25/27 ” §	172,446	172,522
5.660% due 01/25/45 ” §	88,469	88,683
5.670% due 01/25/45 ” §	89,238	89,634
5.846% due 09/25/46 ” §	198,056	199,297
6.227% due 08/25/42 ” §	23,362	23,406
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/34 ” §	375,513	368,045
4.320% due 07/25/35 ” §	400,000	391,556
4.500% due 11/25/18 ”	295,029	286,929
5.537% due 08/25/36 ” §	183,333	182,364

		12,292,731

Fannie Mae - 70.65%

3.850% due 10/01/33 ” §	1,161,764	1,148,957
4.190% due 11/01/34 ” §	580,879	577,754
4.709% due 09/01/35 ” §	446,091	455,969
4.880% due 12/01/35 ” §	324,778	323,940
5.000% due 08/01/20 - 03/01/36 ” ±	7,966,332	7,728,898
5.000% due 01/17/22 # ”	4,000,000	3,932,500
5.500% due 12/01/14 - 07/01/36 ” ±	17,753,371	17,560,882
6.000% due 09/01/22 - 01/01/23 ” ±	232,494	235,735
6.000% due 01/15/37 # ”	32,000,000	32,220,000
6.027% due 10/01/44 ” §	197,038	198,035
6.310% due 12/01/36 ” §	46,544	47,022
6.500% due 03/01/17 ”	147,583	151,198
6.500% due 01/25/37 # ”	2,000,000	2,038,124

		66,619,014

Freddie Mac - 2.83%

4.711% due 06/01/35 ” §	1,114,485	1,128,267
4.748% due 09/01/35 ” §	430,187	424,530
5.340% due 09/01/35 ” §	452,768	453,609
5.500% due 08/01/07 - 03/01/23 ” ±	116,815	116,473
5.741% due 04/01/32 ” §	144,872	148,874
5.911% due 11/01/31 ” §	34,022	34,274
6.000% due 12/01/22 - 03/01/23 ” ±	362,304	367,274

		2,673,301

Total Mortgage-Backed Securities (Cost $81,954,376)		81,585,046

ASSET-BACKED SECURITIES - 10.12%

Argent Securities Inc 5.400% due 10/25/36 ” §	711,813	712,269
Asset Backed Funding Certificates
5.380% due 10/25/36 ” §	310,280	310,456
5.700% due 06/25/34 ” §	274,381	274,842
Citibank Credit Card Issuance Trust 5.435% due 03/20/09 ” §	400,000	400,331
Citigroup Mortgage Loan Trust Inc 5.400% due 10/25/36 ” §	375,671	375,912
First Franklin Mortgage Loan Asset-Backed Certificates 5.370% due 11/25/36 ” §	388,608	388,858
Honda Auto Receivables Owner Trust 5.342% due 11/15/07 ”	312,142	312,307
HSI Asset Securitization Corp Trust 5.400% due 12/25/36 ” §	493,017	492,093
JP Morgan Mortgage Acquisition Corp
5.400% due 07/25/36 ” §	366,946	367,151
5.420% due 03/25/36 ” §	302,564	302,694
5.560% due 06/25/35 ” §	337,066	337,931
Lehman XS Trust
5.430% due 07/25/46 ” §	329,797	329,987
5.470% due 11/25/36 ” §	381,387	381,506
Long Beach Mortgage Loan Trust 5.630% due 10/25/34 ” §	187,775	187,982
MBNA Credit Card Master Note Trust 5.460% due 08/17/09 ” §	500,000	500,457
Nelnet Student Loan Trust 5.375% due 12/22/14 ” §	307,955	307,498
Park Place Securities Inc 5.610% due 09/25/35 ” §	373,152	373,894

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Principal Amount		Value

Residential Asset Securities Corp 5.420% due 11/25/36 ” §		$384,674	$384,900
Saxon Asset Securities Trust 5.380% due 11/25/36 ” §		363,838	364,071
SBI Heloc Trust 5.490% due 08/25/36 ~ ” §		366,802	366,800
Securitized Asset-Backed Receivables LLC Trust 5.370% due 09/25/36 ” §		359,425	359,625
Small Business Administration 4.754% due 08/10/14 ”		169,789	165,518
Soundview Home Equity Loan Trust 5.420% due 10/25/36 ” §		367,126	367,362
Structured Asset Securities Corp 5.370% due 10/25/36 ” §		371,114	371,379
Wells Fargo Home Equity Trust
5.400% due 01/25/37 ” §		500,000	500,705
5.460% due 11/25/35 ~ ” §		300,102	300,282

Total Asset-Backed Securities (Cost $9,537,437)			9,536,810

U.S. TREASURY OBLIGATIONS - 5.73%

U.S. Treasury Inflation Protected Securities - 5.73%

0.875% due 04/15/10 ^		1,811,826	1,718,263
2.000% due 07/15/14 ^		535,570	519,984
2.500% due 07/15/16 ^		499,975	503,920
3.375% due 01/15/07 ^		892,066	890,812
3.625% due 01/15/08 ^		1,749,678	1,768,884

			5,401,863

Total U.S. Treasury Obligations (Cost $5,412,138)			5,401,863

FOREIGN GOVERNMENT BONDS, NOTES & RIGHTS - 0.48%

Hong Kong Government International Bond (Hong Kong) 5.125% due 08/01/14 ~		100,000	100,102
Province of Quebec (Canada) 5.000% due 12/01/38	CAD	300,000	270,248
Republic of Panama (Panama) 9.625% due 02/08/11		$48,000	54,960
Republic of South Africa (South Africa) 9.125% due 05/19/09		25,000	27,063

	Notional Amount

United Mexican States Value Recovery Rights (Mexico) 0.000% due 06/30/07 §	250,000	3,625

Total Foreign Government Bonds, Notes & Rights (Cost $452,972)		455,998

MUNICIPAL BONDS - 1.19%

Austin Texas Water & Wastewater System Revenue ‘A’ 5.000% due 11/15/29	200,000	211,160
City of Chicago IL ‘A’ 5.000% due 01/01/34 ~ ♦	200,000	208,290
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	50,000	55,943
6.750% due 06/01/39	100,000	114,676
New York City Municipal Water Finance Authority ‘D’ 5.000% due 06/15/38 ♦	100,000	105,565
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	100,000	102,044
Tobacco Settlement Financing Corp NJ 6.000% due 06/01/37	200,000	217,046
Tobacco Settlement Financing Corp VA 5.630% due 06/01/37	100,000	106,359

Total Municipal Bonds (Cost $1,043,078)		1,121,083

	Notional Amount

PURCHASED CALL OPTIONS - 0.34%

1-Year Interest Rate Swap OTC Strike @ $4.75 Exp. 07/02/07 (Pay 3-Month LIBOR, Receive 4.750%) Broker: Deutsche Bank		10,100,000	7,485
1-Year Interest Rate Swap OTC Strike @ $4.85 Exp. 03/26/07 (Pay 3-Month LIBOR, Receive 4.850%) Broker: Royal Bank of Scotland		9,300,000	1,712
1-Year Interest Rate Swap OTC Strike @ $4.85 Exp. 07/02/07 (Pay 3-Month LIBOR, Receive 4.850%) Broker: Royal Bank of Scotland		5,200,000	5,125
2-Year Interest Rate Swap OTC Strike @ $3.96 Exp. 07/02/07 (Pay 3-Month EUR LIBOR, Receive 3.960%) Broker: Citigroup	EUR	8,000,000	12,968
2-Year Interest Rate Swap OTC Strike @ $4.73 Exp. 02/01/07 (Pay 3-Month LIBOR, Receive 4.730%) Broker: Wachovia		$2,600,000	86
2-Year Interest Rate Swap OTC Strike @ $4.90 Exp. 10/25/07 (Pay 3-Month LIBOR, Receive 4.900%) Broker: Royal Bank of Scotland		3,100,000	14,204
2-Year Interest Rate Swap OTC Strike @ $5.00 Exp. 12/20/07 (Pay 3-Month LIBOR, Receive 5.000%) Broker: Lehman Brothers		4,400,000	26,842
2-Year Interest Rate Swap OTC Strike @ $5.06 Exp. 06/15/07 (Pay 3-Month GBP LIBOR, Receive 5.063%) Broker: JPMorgan Chase	GBP	3,500,000	2,652

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Notional Amount		Value

2-Year Interest Rate Swap OTC Strike @ $5.08 Exp. 04/19/07 (Pay 3-Month LIBOR, Receive 5.080%) Broker: Royal Bank of Scotland		$5,300,000	$15,868
2-Year Interest Rate Swap OTC Strike @ $5.18 Exp. 09/14/07 (Pay 3-Month GBP LIBOR, Receive 5.184%) Broker: Royal Bank of Scotland	GBP	6,600,000	18,039
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland		$4,000,000	23,468
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 07/02/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland		11,300,000	71,732
2-Year Interest Rate Swap OTC Strike @ $5.37 Exp. 07/02/07 (Pay 3-Month LIBOR, Receive 5.370%) Broker: Royal Bank of Scotland		7,700,000	60,591
2-Year Interest Rate Swap OTC Strike @ $5.50 Exp. 06/29/07 (Pay 3-Month LIBOR, Receive 5.500%) Broker: Royal Bank of Scotland		5,300,000	51,108
30-Year Interest Rate Swap OTC Strike @ $5.75 Exp. 04/27/09 (Pay 3-Month LIBOR, Receive 5.750%) Broker: Lehman Brothers		100,000	8,903

Total Purchased Call Options (Cost $352,175)			320,783

PURCHASED PUT OPTIONS - 0.01%

30-Year Interest Rate Swap OTC Strike @ $6.25 Exp. 04/27/09 (Receive 3-Month LIBOR, Pay 6.250%) Broker: Lehman Brothers		100,000	1,824

	Number of Contracts

Eurodollar (06/07) Futures CME Strike @ $91.25 Exp. 06/18/07 Broker: Merrill Lynch	142	888
Eurodollar (09/07) Futures CME Strike @ $91.25 Exp. 09/17/07 Broker: Merrill Lynch	82	513
Eurodollar (09/07) Futures CME Strike @ $91.50 Exp. 09/17/07 Broker: Merrill Lynch	89	556
Eurodollar (12/07) Futures CME Strike @ $91.75 Exp. 12/17/07 Broker: Merrill Lynch	39	244
Eurodollar (12/07) Futures CME Strike @ $92.25 Exp. 12/17/07 Broker: Merrill Lynch	185	1,156
Eurodollar (03/08) Futures CME Strike @ $91.50 Exp. 03/17/08 Broker: Merrill Lynch	20	125
Eurodollar (03/08) Futures CME Strike @ $91.75 Exp. 03/17/08 Broker: Merrill Lynch	70	438
10–Year U.S. Treasury Note Futures CBOT Strike @ $104.00 Exp. 02/23/07 Broker: Merrill Lynch	77	2,406

Total Purchased Put Options (Cost $14,560)		8,150

	Principal Amount

SHORT-TERM INVESTMENTS - 22.30%

Commercial Paper - 16.58%

Bank of America Corp 5.250% due 03/30/07		$2,300,000	2,270,808
DaimlerChrysler 5.350% due 06/22/07		400,000	389,729
DnB NOR ASA (Norway) 5.200% due 03/26/07		1,100,000	1,086,673
General Electric Capital Corp 5.250% due 01/16/07		1,100,000	1,097,598
San Paolo IMI US Financial Co 5.290% due 01/02/07		1,000,000	999,853
Total SA (France) 5.300% due 01/02/07		2,500,000	2,499,632
UBS Finance LLC DE 5.270% due 01/02/07		4,400,000	4,399,356
Viacom Inc
5.620% due 03/22/07 §		400,000	400,028
5.620% due 05/29/07 §		400,000	400,000
Westpac Banking Corp 5.250% due 01/24/07		2,100,000	2,092,956

			15,636,633

Foreign Government Issues - 1.82%

Belgium Treasury Bill (Belgium) 3.350% due 01/11/07	EUR	700,000	923,333
Bundesobligation (Germany) 4.000% due 02/16/07		600,000	792,368

			1,715,701

U.S. Treasury Bills - 0.65%

4.800% due 03/15/07 ‡		$80,000	79,239
4.888% due 03/01/07 ‡		76,000	75,418
4.905% due 03/01/07 ‡		460,000	456,479

			611,136

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Money Market Funds - 3.25%

BlackRock Liquidity Funds Institutional TempCash	1,532,726	$1,532,726
BlackRock Liquidity Funds Institutional TempFund	1,532,726	1,532,726

		3,065,452

Total Short-Term Investments (Cost $20,971,539)		21,028,922

TOTAL INVESTMENTS - 140.53% (Cost $132,699,519)		132,509,071

OTHER ASSETS & LIABILITIES, NET - (40.53%)		(38,214,151)

NET ASSETS - 100.00%		$94,294,920

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	86.52%
Short-Term Investments	22.30%
Corporate Bonds & Notes	13.84%
Asset-Backed Securities	10.12%
U.S. Treasury Obligations	5.73%
Municipal Bonds	1.19%
Foreign Government Bonds, Notes & Rights	0.48%
Purchased Options	0.35%

140.53%
Other Assets & Liabilities, Net	(40.53%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $611,136 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of December 31, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

3-Month EURIBOR (09/07)	14	EUR	14,000,000	($12,474)
Euro-Bund 10-Year Notes (03/07)	15		1,500,000	(55,046)
Eurodollar (03/07)	50		$50,000,000	(6,250)
Eurodollar (06/07)	186		186,000,000	4,113
Eurodollar (09/07)	44		44,000,000	(37,400)
Eurodollar (12/07)	86		86,000,000	(35,613)
Eurodollar (03/08)	143		143,000,000	(59,763)
Eurodollar (06/08)	41		41,000,000	4,825
United Kingdom 90-Day LIBOR Put Options Strike @ $93.00 (12/07)	48	GBP	24,000,000	586
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/07)	16		8,000,000	(5,091)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/07)	46		23,000,000	(25,894)
U.S. Treasury 10-Year Notes (03/07)	85		$8,500,000	(103,125)

Short Futures Outstanding

Euro-Bund 10-Year Note Call Options Strike @ $120.50 (03/07)	24	EUR	2,400,000	5,104
Euro-Bund 10-Year Note Put Options Strike @ $116.50 (03/07)	24		2,400,000	(23,081)

				($349,109)

(d) Investments sold short outstanding as of December 31, 2006:

Type	Principal Amount	Value

Fannie Mae
5.000% due 01/11/37 # “	$4,000,000	$3,862,500
5.000% due 02/12/37 # “	1,000,000	965,625
5.500% due 01/11/37 # “	12,000,000	11,861,256
U.S. Treasury Notes
4.500% due 02/15/16 #	400,000	393,750

Total Investments sold short (Proceeds $17,227,675)		$17,083,131

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

(e) Forward foreign currency contracts outstanding as of December 31, 2006 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	AUD	39,000	01/07	$459
Buy	AUD	43,000	02/07	245
Buy	BRL	735,302	01/07	4,827
Sell	BRL	735,302	01/07	(3,070)
Buy	BRL	116,357	05/07	1,371
Buy	BRL	1,178,855	06/07	7,489
Sell	CAD	1,040,710	01/07	14,829
Buy	CNY	8,902,105	05/07	3,133
Buy	CNY	8,790,219	11/07	8,291
Sell	DKK	4,980,000	03/07	(4,149)
Buy	EUR	7,430,000	01/07	65,386
Sell	EUR	8,788,000	01/07	128,736
Sell	GBP	207,000	01/07	(1,899)
Sell	JPY	56,075,340	01/07	6,730
Buy	JPY	25,885,000	02/07	(1,339)
Buy	JPY	194,421,000	02/07	(21,725)
Sell	JPY	26,436,108	02/07	6,439
Buy	MXN	3,710,698	01/07	6,215

				$221,968

(f) Transactions in written options for the period ended December 31, 2006 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2006	6,600,000	$50,404
Call Options Written	33,100,018	359,060
Puts Options Written	30	13,778
Call Options Expired	(8,700,018)	(59,090)
Put Options Expired	(800,030)	(18,341)

Outstanding, December 31, 2006	30,200,000	$345,811

See explanation of symbols and terms if any, on page 48

PACIFIC FUNDS PF PIMCO MANAGED BOND FUND Schedule of Investments (Continued) December 31, 2006 (Unaudited)

(g) Premiums received and value of written options outstanding as of December 31, 2006:

Counterparty	Type	Pay/Receive Floating Rate Based on 6-Month EUR-LIBOR	Exercise Rate	Expiration Date	Notional Amount		Premium	Value

Citigroup	Call - OTC 5-Year Interest Rate Swap	Receive	4.100%	07/02/07	EUR	3,500,000	$44,256	$27,148

		6-Month GBP-LIBOR

JPMorgan Chase	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	GBP	1,000,000	15,134	4,815
Royal Bank of Scotland	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	09/14/07		1,900,000	38,017	17,415

		3-Month USD-LIBOR

Wachovia	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	02/01/07		$1,100,000	9,020	287
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.850%	03/26/07		2,200,000	14,575	5,705
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.220%	04/19/07		2,300,000	18,173	24,858
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07		2,000,000	20,340	31,960
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.600%	06/29/07		2,300,000	25,415	58,183
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.750%	07/02/07		2,200,000	21,450	9,186
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	07/02/07		1,100,000	11,880	7,890
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.370%	07/02/07		4,900,000	59,325	86,201
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.500%	07/02/07		2,500,000	28,808	66,765
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.010%	10/25/07		1,300,000	11,968	14,477
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07		1,900,000	27,450	28,873

							$345,811	$383,763

(h) Credit default swaps outstanding as of December 31, 2006:

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Merrill Lynch	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07		$100,000	$104
Goldman Sachs	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07		100,000	124
Goldman Sachs	American International Group 5.600% due 10/18/16	Sell	0.060%	03/20/08		900,000	377
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08		100,000	(190)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08		100,000	(82)
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08		100,000	(211)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08		100,000	(268)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08		100,000	(296)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08		100,000	(213)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08		100,000	(385)
Citigroup	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08		100,000	(407)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08		100,000	(359)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08		100,000	(242)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08		100,000	(393)
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08		200,000	(26)
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.710%	12/20/08		100,000	(134)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10		400,000	33,097
JPMorgan Chase	Health Care Properties 5.950% due 09/15/11	Buy	(0.460%)	09/20/11		900,000	(2,442)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11		1,900,000	(111)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.140%)	12/20/12		1,300,000	(453)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.460%	12/20/15		900,000	354
Morgan Stanley	Dow Jones CDX NA IG7 Index	Buy	(0.650%)	12/20/16		1,600,000	3,468
Deutsche Bank	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16	EUR	800,000	506
HSBC	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16		800,000	549

							$32,367

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS PF PIMCO MANAGED BOND FUND Schedule of Investments (Continued) December 31, 2006 (Unaudited)

(i) Interest rate swaps outstanding as of December 31, 2006:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation )

Citigroup	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/09	NZD	9,700,000	($17,955)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$11,300,000	34,629
Deutsche Bank	6-Month Australia Bank Bill	Pay	6.000%	06/20/09	AUD	9,100,000	(40,850)
JPMorgan Chase	6-Month Australia Bank Bill	Pay	6.000%	06/20/09		4,600,000	(7,881)
Goldman Sachs	BRL - CDI Compounded	Pay	12.860%	01/04/10	BRL	7,500,000	(11,278)
Merrill Lynch	BRL - CDI Compounded	Pay	12.948%	01/04/10		5,100,000	25,833
Citigroup	3-Month USD-LIBOR	Pay	5.000%	12/20/11		$900,000	15,292
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	06/20/12		3,600,000	(39,516)
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	06/20/14		700,000	—
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	06/20/14		100,000	—
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	1,000,000	(6,025)
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		200,000	(2,014)
HSBC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		2,500,000	(25,179)
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP	200,000	(5,050)
Goldman Sachs	6-Month GBP-LIBOR	Pay	5.000%	09/15/15		300,000	(7,120)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN	6,300,000	19,079
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16		2,600,000	6,277
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		6,000,000	12,381
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		2,900,000	7,338
Barclays	3-Month USD-LIBOR	Receive	5.000%	06/20/17		$100,000	2,288
Citigroup	3-Month USD-LIBOR	Receive	5.000%	06/20/17		5,000,000	107,645
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	06/20/17		2,600,000	58,125
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	06/20/17		200,000	4,578
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	06/20/17		600,000	13,733
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/34	EUR	1,000,000	57,694
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP	200,000	1,000
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		1,000,000	(1,044)
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		800,000	15,172
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35		$1,800,000	(24,893)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	06/20/37		1,400,000	(34,611)
Lehman Brothers	3-Month USD-LIBOR	Pay	5.000%	06/20/37		800,000	(17,378)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/37		200,000	(4,340)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	06/20/37		3,000,000	(51,199)

							$84,731

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 1.53%

Consumer Discretionary - 0.13%

CSC Holdings Inc 7.875% due 12/15/07	$100,000	$101,500

Financial Services - 1.06%

Ford Motor Credit Co 7.875% due 06/15/10	500,000	504,528
General Electric Capital Corp 5.396% due 12/12/08 §	100,000	100,133
Rabobank Nederland (Netherlands) 5.394% due 01/15/09 ~ §	100,000	100,073
Travelers Property Casualty Corp 3.750% due 03/15/08	100,000	97,709

		802,443

Integrated Oils - 0.34%

Pemex Project Funding Master Trust 9.250% due 03/30/18	200,000	252,700

Total Corporate Bonds & Notes (Cost $1,124,865)		1,156,643

MORTGAGE-BACKED SECURITIES - 6.32%

Collateralized Mortgage Obligations - 0.31%

Countrywide Home Loan Mortgage Pass-Through Trust 5.690% due 06/25/35 ~ ” §	69,406	69,315
GSR Mortgage Loan Trust 4.540% due 09/25/35 ” §	165,353	163,354

		232,669

Fannie Mae - 6.01%

5.500% due 10/01/35 ”	90,837	89,828
5.500% due 01/11/37 # ”	4,200,000	4,151,440
6.000% due 09/01/36 – 11/01/36 ” ±	198,271	199,676
6.000% due 01/11/37 # ”	100,000	100,688

		4,541,632

Total Mortgage-Backed Securities (Cost $4,806,761)		4,774,301

ASSET-BACKED SECURITIES - 0.18%

Freddie Mac Structured Pass-Through Securities 5.630% due 09/25/31 ” §	6,241	6,246
Lehman XS Trust 5.430% due 07/25/46 ” §	82,449	82,497
Merrill Lynch Mortgage Investors Inc 5.430% due 01/25/37 ” §	43,102	43,131

Total Asset-Backed Securities (Cost $131,795)		131,874

U.S. TREASURY OBLIGATIONS - 102.75%

U.S. Treasury Bonds - 0.79%

4.500% due 02/15/36 #	500,000	475,626
6.625% due 02/15/27 #	100,000	121,906

		597,532

U.S. Treasury Inflation Protected Securities - 101.83%

0.875% due 04/15/10 # ^	6,925,830	6,573,788
1.625% due 01/15/15 ^	4,335,381	4,082,034
1.875% due 07/15/13 ^	1,209,252	1,168,630
1.875% due 07/15/15 # ^	9,239,427	8,869,693
2.000% due 01/15/14 # ^	3,661,751	3,573,014
2.000% due 01/15/16 ^	2,950,112	2,849,395
2.000% due 01/15/26 ^	3,458,752	3,253,932
2.375% due 04/15/11 ^	1,220,676	1,216,195
2.375% due 01/15/25 ^	6,351,860	6,325,811
2.500% due 07/15/16 ^	5,098,878	5,139,113
3.000% due 07/15/12 ^	3,621,514	3,728,041
3.375% due 01/15/07 ^	2,166,446	2,163,400
3.375% due 04/15/32 ^	284,375	343,605
3.500% due 01/15/11 ^	3,944,272	4,107,285
3.625% due 01/15/08 # ^	7,504,380	7,608,643
3.625% due 04/15/28 ^	1,959,894	2,366,956
3.875% due 01/15/09 ^	1,600,482	1,644,996
3.875% due 04/15/29 ^	7,184,912	9,050,186
4.250% due 01/15/10 ^	2,760,161	2,905,933

		76,970,650

U.S. Treasury Notes - 0.13%
4.500% due 02/28/11	100,000	99,293

Total U.S. Treasury Obligations (Cost $79,163,913)		77,667,475

MUNICIPAL BONDS - 0.14%

Tobacco Settlement Financing Corp RI ‘A’ 6.000% due 06/01/23	100,000	106,238

Total Municipal Bonds (Cost $89,367)		106,238

	Notional Amount

PURCHASED CALL OPTIONS - 0.03%

2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland	3,000,000	17,601

2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Wachovia	1,000,000	5,867

Total Purchased Call Options (Cost $16,880)		23,468

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 14.69%

Commercial Paper - 0.92%

San Paolo IMI US Financial Co 5.290% due 01/02/07	$700,000	$699,897

Foreign Government Issues - 11.82%

Bundesobligation (Germany) 4.000% due 02/16/07	EUR 3,880,000	5,123,977
Dutch Treasury Certificates (Netherlands) 3.447% due 02/28/07	2,070,000	2,717,765
German Treasury Bills (Germany) 3.435% due 02/14/07	830,000	1,091,277

		8,933,019

U.S. Treasury Bills - 0.15%

4.800% due 03/15/07 ‡	$115,000	113,906

	Shares

Money Market Funds - 1.80%

BlackRock Liquidity Funds Institutional TempCash	679,177	679,177
BlackRock Liquidity Funds Institutional TempFund	679,177	679,177

		1,358,354

Total Short-Term Investments (Cost $10,892,923)		11,105,176

TOTAL INVESTMENTS - 125.64% (Cost $96,226,504)		94,965,175

OTHER ASSETS & LIABILITIES, NET - (25.64%)		(19,377,968)

NET ASSETS - 100.00%		$75,587,207

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	102.75%
Short-Term Investments	14.69%
Mortgage-Backed Securities	6.32%
Corporate Bonds & Notes	1.53%
Asset-Backed Securities	0.18%
Municipal Bonds	0.14%
Purchased Options	0.03%

125.64%
Other Assets & Liabilities, Net	(25.64%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an aggregate market value of $113,906 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts at December 31, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (03/07)	5	EUR 500,000	($18,349)
Eurodollar (09/07)	2	$2,000,000	(925)
U.S. Treasury 5-Year Notes (03/07)	65	6,500,000	(35,938)
U.S. Treasury 10-Year Notes (03/07)	18	1,800,000	(15,609)

Short Futures Outstanding

Eurodollar (12/07)	16	16,000,000	8,200
Eurodollar (03/08)	17	17,000,000	7,325
Eurodollar (06/08)	17	17,000,000	5,738
Eurodollar (09/08)	17	17,000,000	3,925
U.S. Treasury 20 Year Bond (03/07)	38	3,800,000	82,234

			$36,601

(d) Investment sold short outstanding as of December 31, 2006:

Type	Principal Amount	Value

U.S. Treasury Notes 4.250% due 11/15/13 #	$600,000	$584,344

Total Investments sold short (Proceeds $594,994)		$584,344

(e) Forward foreign currency contracts outstanding as of December 31, 2006 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	EUR	359,000	01/07	$2,861
Sell	EUR	6,813,200	01/07	(37,530)
Sell	JPY	46,900,319	01/07	415
Buy	JPY	208,115,000	02/07	(23,255)

				($57,509)

(f) Transactions in written options for the period ended December 31, 2006 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2006	11	$8,011
Call Options Written	5,700,089	42,295
Put Options Written	6,100,089	46,853
Call Options Expired	(78)	(12,137)
Put Options Expired	(1,400,083)	(23,424)

Outstanding, December 31, 2006	10,400,028	$61,598

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

(g) Premiums received and value of written options outstanding as of December 31, 2006:

Counterparty	Type	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Barclays	Call - OTC 10-Year Interest Rate Swap	Receive	5.300%	01/02/07	$2,000,000	$10,400	$17,742
Barclays	Put - OTC 10-Year Interest Rate Swap	Pay	5.900%	01/02/07	1,000,000	11,350	—
Barclays	Put - OTC 10-Year Interest Rate Swap	Pay	6.100%	01/02/07	1,000,000	6,575	—
Merrill Lynch	Call - OTC 5-Year Interest Rate Swap	Receive	4.750%	02/01/07	2,700,000	3,780	704
Merrill Lynch	Put - OTC 5-Year Interest Rate Swap	Pay	5.350%	02/01/07	2,700,000	4,320	1,427
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	1,000,000	10,170	15,980

		Strike Price		Numbers of Contracts

Merrill Lynch	Put - CBOT U.S. Treasury 30-Year Futures	$110.00	02/23/07	14	7,611	7,219
Merrill Lynch	Call - CBOT U.S. Treasury 30-Year Futures	115.00	02/23/07	14	7,392	2,187

					$61,598	$45,259

(h) Credit default swap outstanding as of December 31, 2006:

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.350%	06/20/07	$500,000	$9,331
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	1,000,000	(128)

						$9,203

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Interest rate swaps outstanding as of December 31, 2006:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP 1,200,000	$(9,267)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$12,000,000	36,610
Barclays	3-Month USD-LIBOR	Pay	5.000%	06/20/09	12,300,000	(41,076)
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	06/20/09	2,800,000	(9,351)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/20/09	6,600,000	(21,777)
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	EUR 500,000	8,611
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	100,000	1,938
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.261%	07/14/11	500,000	12,380
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.028%	10/15/11	200,000	—
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11	300,000	4,010
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.976%	12/15/11	4,000,000	8,324
BNP Paribas	France CPI Excluding Tobacco	Pay	1.988%	12/15/11	1,000,000	(137)
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	06/20/12	$200,000	2,195
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	06/20/14	300,000	2,611
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16	EUR 200,000	(271)
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16	200,000	1,054
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.353%	10/15/16	100,000	545
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	500,000	10,659
Citigroup	3-Month USD-LIBOR	Receive	5.000%	06/20/17	$4,100,000	86,295
JPMorgan Chase	3-Month USD-LIBOR	Receive	5.000%	06/20/17	300,000	6,866
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP 200,000	16,668

						$116,887

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 100.47%

Asset-Backed Securities - 3.56%

Ford Credit Auto Owner Trust 5.357% due 12/15/07 ~ ”	$430,324	$430,324
General Electric Equipment Midticket LLC 5.301% due 12/15/07 ”	200,000	200,000

		630,324

Certificates of Deposit - 4.23%

HBOS Treasury Services NY 5.310% due 02/20/07	250,000	250,003
Royal Bank of Canada NY 5.310% due 02/09/07	250,000	250,003
Societe Generale NY 5.295% due 09/21/07 §	250,000	249,964

		749,970

Commercial Paper - 81.29%

Abbott Laboratories 5.240% due 01/23/07	500,000	498,399
Air Products & Chemicals Inc 5.250% due 01/04/07	625,000	624,727
Alabama Power Co 5.250% due 01/09/07	500,000	499,417
Alcon Capital Corp 5.210% due 01/09/07	500,000	499,421
American Honda Finance Corp 5.230% due 01/09/07	500,000	499,419
Archer-Daniels – Midland Co 5.270% due 02/06/07	700,000	696,311
Bank of America Corp 5.230% due 01/02/07	475,000	474,931
Becton Dickinson & Co 5.220% due 01/08/07	450,000	449,543
BNP Paribas Finance Inc 5.280% due 01/03/07	500,000	499,853
Coca-Cola Enterprises Inc 5.230% due 01/18/07	500,000	498,765
Colgate-Palmolive Co 5.240% due 01/11/07	750,000	748,908
Emerson Electric Co 5.280% due 01/29/07	510,000	507,906
Florida Power & Light Co 5.280% due 01/04/07	500,000	499,780
General Electric Capital Corp 5.220% due 01/17/07	440,000	438,979
Hewlett-Packard Co 5.310% due 01/30/07	400,000	398,289
Honeywell International Inc 5.280% due 01/02/07	405,000	404,941
Illinois Tool Works Inc 5.220% due 01/05/07	500,000	499,710
International Business Machines Corp 5.200% due 01/03/07	490,000	489,858
Johnson & Johnson 5.200% due 01/08/07	500,000	499,494
MassMutual Funding LLC 5.270% due 01/17/07	700,000	698,360
Morgan Stanley 5.260% due 01/08/07	500,000	499,489
National Rural Utilities Cooperative Finance Corp 5.270% due 01/22/07	490,000	488,494
New York Life Capital Corp 5.240% due 02/05/07	700,000	696,434
The Bear Stearns Cos Inc 5.270% due 01/11/07	250,000	249,634
The Royal Bank of Scotland Group PLC (United Kingdom) 5.250% due 01/26/07	450,000	448,359
The Southern Co 5.250% due 01/04/07	500,000	499,781
Toyota Motor Credit Corp 5.240% due 01/08/07	500,000	499,491
Xtra Inc 5.330% due 01/11/07	600,000	599,112

		14,407,805

Corporate Notes - 5.64%

Allstate Life Global Funding Trusts 5.309% due 01/11/08 §	500,000	500,000
Wells Fargo & Co 5.426% due 03/23/07 §	500,000	500,136

		1,000,136

U.S. Government Agency Issues - 5.72%
Federal Home Loan Bank
5.250% due 03/06/07	200,000	200,000
5.250% due 12/26/07	350,000	350,000
Freddie Mac 5.210% due 01/23/07	465,000	463,520

		1,013,520

Money Market Fund - 0.03%

BlackRock Liquidity Funds Institutional TempFund	5,151	5,151

Total Short-Term Investments (Amortized Cost $17,806,906)		17,806,906

TOTAL INVESTMENTS - 100.47% (Amortized Cost $17,806,906)		17,806,906

OTHER ASSETS & LIABILITIES, NET - (0.47%)		(83,519)

NET ASSETS - 100.00%		$17,723,387

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	81.29%
U.S. Government Agency Issues	5.72%
Corporate Notes	5.64%
Certificates of Deposit	4.23%
Asset-Backed Securities	3.56%
Money Market Fund	0.03%

100.47%
Other Assets & Liabilities, Net	(0.47%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.77%

Autos & Transportation - 0.03%

Southwest Airlines Co	1,400	$21,448

Consumer Discretionary - 14.22%

Clear Channel Communications Inc	16,399	582,820
Gannett Co Inc	5,900	356,714
Kimberly-Clark Corp	25,000	1,698,750
Liberty Media Corp - Capital ‘A’ *	8,075	791,188
Liberty Media Corp - Interactive ‘A’ *	44,375	957,169
Lowe’s Cos Inc	9,500	295,925
News Corp ‘B’	33,900	754,614
The Walt Disney Co	11,500	394,105
Time Warner Inc	84,900	1,849,122
Viacom Inc ‘B’ *	36,850	1,511,955
Wal-Mart Stores Inc	36,500	1,685,570

		10,877,932

Consumer Staples - 10.11%

Altria Group Inc	14,500	1,244,390
Anheuser-Busch Cos Inc	10,990	540,708
Cadbury Schweppes PLC ADR (United Kingdom)	21,600	927,288
CVS Corp	26,600	822,206
Kraft Foods Inc ‘A’	28,200	1,006,740
The Coca-Cola Co	33,000	1,592,250
Unilever NV ‘NY’ (Netherlands)	58,700	1,599,575

		7,733,157

Financial Services - 27.28%

Aflac Inc	9,100	418,600
American International Group Inc	11,900	852,754
Bank of America Corp	42,900	2,290,431
Barclays PLC ADR (United Kingdom)	3,100	180,234
Berkshire Hathaway Inc ‘B’ *	105	384,930
Citigroup Inc	60,500	3,369,850
Fannie Mae	7,200	427,608
First Data Corp	12,300	313,896
Freddie Mac	27,000	1,833,300
Genworth Financial Inc ‘A’	6,800	232,628
JPMorgan Chase & Co	21,200	1,023,960
Merrill Lynch & Co Inc	11,300	1,052,030
MetLife Inc	9,200	542,892
SunTrust Banks Inc	2,700	228,015
The Bank of New York Co Inc	27,300	1,074,801
The Chubb Corp	20,280	1,073,015
The Hartford Financial Services Group Inc	3,600	335,916
The PNC Financial Services Group Inc	9,700	718,188
The St. Paul Travelers Cos Inc	13,786	740,170
The Western Union Co	12,300	275,766
Torchmark Corp	5,500	350,680
U.S. Bancorp	10,200	369,138
Wachovia Corp	30,056	1,711,689
Wells Fargo & Co	30,200	1,073,912

		20,874,403

Health Care - 18.07%

Abbott Laboratories	21,300	1,037,523
Boston Scientific Corp *	33,700	578,966
Bristol-Myers Squibb Co	75,800	1,995,056
Cardinal Health Inc	11,400	734,502
Eli Lilly & Co	25,500	1,328,550
GlaxoSmithKline PLC ADR (United Kingdom)	29,300	1,545,868
Pfizer Inc	56,900	1,473,710
Roche Holding AG ADR (Switzerland)	14,200	1,270,869
Sanofi-Aventis ADR (France)	13,900	641,763
Schering-Plough Corp	72,100	1,704,444
Wyeth	29,800	1,517,416

		13,828,667

Integrated Oils - 0.50%

Total SA ADR (France)	5,300	381,176

Materials & Processing - 9.03%

Alcoa Inc	53,600	1,608,536
E.I. du Pont de Nemours & Co	46,500	2,265,015
International Paper Co	70,958	2,419,668
Rohm & Haas Co	12,000	613,440

		6,906,659

Multi-Industry - 0.67%

General Electric Co	13,700	509,777

Producer Durables - 0.56%

KLA-Tencor Corp	8,700	432,825

Technology - 5.68%

Affiliated Computer Services Inc ‘A’ *	3,821	186,618
Cisco Systems Inc *	13,400	366,222
Dell Inc *	41,100	1,031,199
Hewlett-Packard Co	8,300	341,877
Intel Corp	31,800	643,950
International Business Machines Corp	7,000	680,050
McAfee Inc *	12,500	354,750
Microsoft Corp	15,300	456,858
Texas Instruments Inc	9,900	285,120

		4,346,644

Utilities - 8.62%

American Electric Power Co Inc	12,000	510,960
AT&T Inc	58,100	2,077,075
Comcast Corp ‘A’ *	30,600	1,295,298
Embarq Corp	1,485	78,052
Sprint Nextel Corp	19,400	366,466
Verizon Communications Inc	60,900	2,267,916

		6,595,767

Total Common Stocks (Cost $62,671,652)		72,508,455

	Principal
	Amount

SHORT-TERM INVESTMENTS - 5.09%

U.S. Government Agency Issue - 5.03%

Fannie Mae
4.800% due 01/02/07	$3,850,000	3,849,487

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Money Market Funds - 0.06%

BlackRock Liquidity Funds Institutional TempCash	23,682	$23,682
BlackRock Liquidity Funds Institutional TempFund	23,682	23,682

		47,364

Total Short-Term Investments (Cost $3,896,851)		3,896,851

TOTAL INVESTMENTS - 99.86% (Cost $66,568,503)		76,405,306

OTHER ASSETS & LIABILITIES, NET - 0.14%		110,337

NET ASSETS - 100.00%		$76,515,643

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	27.28%
Health Care	18.07%
Consumer Discretionary	14.22%
Consumer Staples	10.11%
Materials & Processing	9.03%
Utilities	8.62%
Technology	5.68%
Short-Term Investments	5.09%
Multi-Industry	0.67%
Producer Durables	0.56%
Integrated Oils	0.50%
Autos & Transportation	0.03%

99.86%
Other Assets & Liabilities, Net	0.14%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.34%

Autos & Transportation - 4.79%

C.H. Robinson Worldwide Inc	31,972	$1,307,335
Expeditors International of Washington Inc	36,818	1,491,129

		2,798,464

Consumer Discretionary - 45.65%

Abercrombie & Fitch Co ‘A’	24,702	1,720,000
Activision Inc *	34,333	591,901
Amazon.com Inc *	47,786	1,885,636
Apollo Group Inc ‘A’ *	15,366	598,813
Baidu.com Inc ADR * (Cayman)	7,190	810,457
Choice Hotels International Inc	17,863	752,032
ChoicePoint Inc *	30,088	1,184,865
Eastman Kodak Co	23,051	594,716
Expedia Inc *	36,628	768,455
Focus Media Holding Ltd ADR * (Cayman)	9,277	615,900
Grupo Televisa SA ADR (Mexico)	71,928	1,942,775
Hilton Hotels Corp	19,119	667,253
InterContinental Hotels Group PLC ADR (United Kingdom)	73,902	1,866,026
Iron Mountain Inc *	36,738	1,518,749
ITT Educational Services Inc *	8,320	552,198
Lamar Advertising Co ‘A’ *	14,697	961,037
Monster Worldwide Inc *	38,687	1,804,362
PetSmart Inc	18,238	526,349
Station Casinos Inc	9,567	781,337
The Corporate Executive Board Co	24,843	2,178,731
Urban Outfitters Inc *	38,655	890,225
Weight Watchers International Inc	13,124	689,404
Wendy’s International Inc	40,523	1,340,906
Wynn Resorts Ltd	15,610	1,464,999

		26,707,126

Energy - 2.47%

Southwestern Energy Co *	41,250	1,445,813

Financial Services - 9.22%

Alleghany Corp *	1,854	674,114
Brookfield Asset Management Inc ‘A’ (Canada)	5,947	286,526
Brown & Brown Inc	17,610	496,778
Calamos Asset Management Inc ‘A’	37,551	1,007,493
Janus Capital Group Inc	24,978	539,275
Leucadia National Corp	28,744	810,581
People’s Bank	20,462	913,014
Realogy Corp *	21,969	666,100

		5,393,881

Health Care - 7.88%

Dade Behring Holdings Inc	39,304	1,564,692
Gen-Probe Inc *	20,537	1,075,523
Stericycle Inc *	17,563	1,326,007
Techne Corp *	11,624	644,551

		4,610,773

Integrated Oils - 4.38%

Ultra Petroleum Corp * (Canada)	53,704	2,564,366

Materials & Processing - 4.23%

Cabot Corp	14,732	641,873
Florida Rock Industries Inc	14,612	629,047
MeadWestvaco Corp	19,188	576,791
The St. Joe Co	11,695	626,501

		2,474,212

Producer Durables - 7.09%

Crown Castle International Corp *	37,653	1,216,192
Desarrolladora Homex SA de CV ADR * (Mexico)	22,256	1,314,662
NVR Inc *	1,079	695,955
Pentair Inc	29,225	917,665

		4,144,474

Technology - 4.46%

Marvell Technology Group Ltd * (Bermuda)	50,396	967,099
salesforce.com inc *	22,987	837,876
Tessera Technologies Inc *	19,983	806,114

		2,611,089

Utilities - 4.17%

NII Holdings Inc *	28,479	1,835,187
Questar Corp	7,244	601,614

		2,436,801

Total Common Stocks (Cost $46,116,112)		55,186,999

OPEN-END MUTUAL FUND - 1.00%

Aeroplan Income Fund (Canada)	40,160	584,415

Total Open-End Mutual Fund (Cost $592,657)		584,415

	Principal
	Amount

SHORT-TERM INVESTMENTS - 5.30%

U.S. Government Agency Issue - 5.29%

Fannie Mae
4.800% due 01/02/07	$3,095,000	3,094,587

See explanation of symbols and terms,if any, on page 48

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2006 (Unaudited)

	Shares	Value

Money Market Fund - 0.01%

BlackRock Liquidity Funds Institutional TempCash	5,429	$5,429

Total Short-Term Investments (Cost $3,100,016)		3,100,016

TOTAL INVESTMENTS - 100.64% (Cost $49,808,785)		58,871,430

OTHER ASSETS & LIABILITIES, NET - (0.64%)		(372,067)

NET ASSETS - 100.00%		$58,499,363

Notes to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	45.65%
Financial Services	9.22%
Health Care	7.88%
Producer Durables	7.09%
Short-Term Investments	5.30%
Autos & Transportation	4.79%
Technology	4.46%
Integrated Oils	4.38%
Materials & Processing	4.23%
Utilities	4.17%
Energy	2.47%
Open-End Mutual Fund	1.00%

100.64%
Other Assets & Liabilities, Net	(0.64%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms,if any, on page 48

PACIFIC FUNDS
PF VAN KAMPEN REAL ESTATE FUND
Schedule of Investments
December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.66%

Consumer Discretionary - 8.89%

Gaylord Entertainment Co *	1,006	$51,235
Hilton Hotels Corp	26,801	935,355
Morgans Hotel Group Co *	14,330	242,607
Starwood Hotels & Resorts Worldwide Inc	20,714	1,294,625

		2,523,822

Financial Services - 85.61%

Acadia Realty Trust REIT	4,070	101,831
AMB Property Corp REIT	9,025	528,955
American Campus Communities Inc REIT	3,280	93,382
Archstone-Smith Trust REIT	14,185	825,709
AvalonBay Communities Inc REIT	8,306	1,080,195
Boston Properties Inc REIT	13,919	1,557,258
Brandywine Realty Trust REIT	20,859	693,562
BRE Properties Inc ‘A’ REIT	6,990	454,490
Brookfield Properties Corp (Canada)	33,542	1,319,207
Cedar Shopping Centers Inc REIT	3,280	52,185
CentraCore Properties Trust REIT	4,218	136,368
Cogdell Spencer Inc REIT	2,080	44,720
Equity Lifestyle Properties Inc REIT	7,180	390,807
Equity Office Properties Trust REIT	24,722	1,190,859
Equity Residential REIT	31,874	1,617,605
Essex Property Trust Inc REIT	4,252	549,571
Federal Realty Investment Trust REIT	8,868	753,780
General Growth Properties Inc REIT	15,016	784,286
Health Care Property Investors Inc REIT	2,540	93,523
Health Care REIT Inc	644	27,705
Hersha Hospitality Trust REIT	8,582	97,320
Highwoods Properties Inc REIT	4,921	200,580
Host Hotels & Resorts Inc REIT	55,839	1,370,847
Kilroy Realty Corp REIT	830	64,740
Legacy Hotels REIT (Canada)	25,400	207,010
Liberty Property Trust REIT	8,340	409,828
Mack-Cali Realty Corp REIT	12,461	635,511
Parkway Properties Inc REIT	488	24,893
Plum Creek Timber Co Inc REIT	9,023	359,567
Post Properties Inc REIT	13,928	636,510
ProLogis REIT	5,862	356,234
Public Storage Inc REIT	12,528	1,221,435
Ramco-Gershenson Properties Trust REIT	800	30,512
Reckson Associates Realty Corp REIT	545	24,852
Regency Centers Corp REIT	10,675	834,465
Republic Property Trust REIT	5,910	68,201
Senior Housing Properties Trust REIT	13,740	336,355
Simon Property Group Inc REIT	24,905	2,522,627
SL Green Realty Corp REIT	1,180	156,680
Strategic Hotels & Resorts Inc REIT	25,136	547,713
Taubman Centers Inc REIT	1,694	86,157
The Macerich Co REIT	10,378	898,423
Universal Health Realty Income Trust REIT	3,000	116,940
Vornado Realty Trust REIT	6,615	803,723

		24,307,121

Health Care - 1.52%

Sunrise Senior Living REIT (Canada)	29,740	272,419
Tenet Healthcare Corp *	23,020	160,449

		432,868

Materials & Processing - 1.64%

Brookfield Homes Corp	4,077	153,091
Forest City Enterprises Inc ‘A’	5,345	312,148

		465,239

Total Common Stocks (Cost $19,463,777)		27,729,050

SHORT-TERM INVESTMENT - 1.77%

Money Market Fund - 1.77%

BlackRock Liquidity Funds Institutional TempFund	501,765	501,765

Total Short-Term Investment (Cost $501,765)		501,765

TOTAL INVESTMENTS - 99.43% (Cost $19,965,542)		28,230,815

OTHER ASSETS & LIABILITIES, NET - 0.57%		162,997

NET ASSETS - 100.00%		$28,393,812

Note to Schedule of Investments

(a) As of December 31, 2006, the Fund was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	25.47%
Retail	21.36%
Residential	19.05%
Lodging	16.72%
Diversified	5.79%
Self-Storage	4.30%
Health Care/Assisted Living	3.70%
Land	1.27%

97.66%
Short-Term Investment	1.77%
Other Assets & Liabilities, Net	0.57%

100.00%

See explanation of symbols and terms, if any, on page 48

PACIFIC FUNDS
Schedules of Investments
Explanation of Symbols and Terms
December 31, 2006 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Pacific Funds’ Board of Trustees including considerations to determine fair values for certain securities.

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed-delivery basis.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of December 31, 2006.

”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of December 31, 2006.

±	Securities are grouped by coupon rate and represent a range of maturities.

ê	A portion of this security is subject to call/put options written.

◆	Underlying municipal bond security transferred to a Tender Option Bond Trust in an inverse floater structure.

F	Securities were fully/partially segregated with the broker(s)/custodian as collateral for option contracts as of December 31, 2006.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)
REIT	Real Estate Investment Trust
TSE	Toronto Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

PACIFIC FUNDS
FEDERAL INCOME TAX INFORMATION
December 31, 2006 (Unaudited)

          The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of December 31, 2006, are presented in the table below:

Funds	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation of Investments	Gross Unrealized Depreciation of Investments	Net Unrealized Appreciation (Depreciation)

PF Portfolio Optimization Model A	$25,757,599	$522,716	($147,443)	$375,273
PF Portfolio Optimization Model B	71,363,625	3,868,513	(489,043)	3,379,470
PF Portfolio Optimization Model C	270,463,942	23,237,202	(2,109,537)	21,127,665
PF Portfolio Optimization Model D	284,802,441	28,871,744	(1,244,435)	27,627,309
PF Portfolio Optimization Model E	115,623,716	13,996,604	—	13,996,604
PF AllianceBerstein International Value	59,661,571	11,128,160	(1,394,664)	9,733,496
PL Large-Cap Value	43,680,406	9,641,715	(77,943)	9,563,772
PF Goldman Sachs Short Duration Bond	59,210,573	72,443	(119,121)	(46,678)
PF Janus Growth LT	47,951,729	8,417,893	(1,019,158)	7,398,735
PF Lazard Mid-Cap Value	58,347,427	6,395,755	(548,770)	5,846,985
PF Loomis Sayles Large-Cap Growth	23,423,413	2,880,674	(216,174)	2,664,500
PF MFS International Large-Cap	54,700,538	15,025,723	(630,800)	14,394,923
PF NB Fasciano Small Equity	30,259,394	3,916,478	(750,533)	3,165,945
PF Oppenheimer Main Street Core	68,258,722	7,803,957	(491,099)	7,312,858
PF Oppenheimer Emerging Markets	35,981,361	10,094,310	(695,774)	9,398,536
PF PIMCO Managed Bond	132,706,263	423,072	(620,264)	(197,192)
PF PIMCO Inflation Managed	97,229,115	157,484	(2,421,424)	(2,263,940)
PF Pacific Life Money Market	17,806,906	—	—	—
PF Van Kampen Comstock	67,147,627	9,613,416	(355,736)	9,257,680
PF Van Kampen Mid-Cap Growth	49,890,548	9,797,202	(816,320)	8,980,882
PF Van Kampen Real Estate	19,969,725	8,324,363	(63,273)	8,261,090

Item 2. Controls and Procedures.

(a)

The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Exhibit 99. CERT —Separate certifications for the principal executive officer and the principal financial officers of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ MARY ANN BROWN
Mary Ann Brown
President

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES T. MORRIS
James T. Morris
Chief Executive Officer

Date:	March 1, 2007

By:	/s/ MARY ANN BROWN
Mary Ann Brown
President

Date:	March 1, 2007

By:	/s/ BRIAN D. KLEMENS
Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	March 1, 2007